UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: April 30 (MainStay Absolute Return Multi-Strategy Fund and MainStay MacKay Short Term Municipal Fund)

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

The schedules of investments for the period ended July 31, 2018 are filed herewith.

MainStay Absolute Return Multi-Strategy Fund

Consolidated Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 0.7% †
	Corporate Bonds 0.7%
	Banks 0.2%
	Bank of America Corp.
	3.004%, due 12/20/23 (a)	$24,000	$23,293
	4.20%, due 8/26/24	25,000	25,117
	Citigroup, Inc. 4.60%, due 3/9/26	25,000	25,151
	Goldman Sachs Group, Inc.
	3.50%, due 11/16/26	30,000	28,470
	5.375%, due 3/15/20	25,000	25,856
	Morgan Stanley 5.00%, due 11/24/25	25,000	25,981
			153,868
	Food 0.1%
	Kraft Heinz Foods Co. 2.80%, due 7/2/20	45,000	44,670
	Tyson Foods, Inc. 3.95%, due 8/15/24	35,000	34,961
			79,631
	Health Care - Products 0.1%
	Boston Scientific Corp. 2.85%, due 5/15/20	35,000	34,695

	Health Care - Services 0.1%
	Laboratory Corporation of America Holdings 2.625%, due 2/1/20	35,000	34,693

	Home Builders 0.0% ‡
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24	20,000	19,850

	Oil & Gas 0.1%
	Petrobras Global Finance B.V. 7.375%, due 1/17/27	30,000	31,200
	Petroleos Mexicanos 6.75%, due 9/21/47	25,000	23,158
			54,358
	Private Equity 0.0% ‡
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22	25,000	25,156

	Retail 0.1%
	O'Reilly Automotive, Inc. 3.80%, due 9/1/22	35,000	35,287

	Telecommunications 0.0% ‡
	T-Mobile USA, Inc. 6.375%, due 3/1/25	25,000	26,062

	Total Long-Term Bonds (Cost $472,248)		463,600

		Shares
	Affiliated Investment Companies 0.8%
¤	IQ Global Resources ETF (b)	19,295	525,596

	Total Affiliated Investment Companies (Cost $555,413)		525,596

	Common Stocks 25.3%
	Aerospace & Defense 0.0% ‡
	FACC A.G. (c)	934	20,773

	Airlines 0.4%
	Deutsche Lufthansa A.G., Registered (c)	3,279	92,023
	Finnair OYJ	2,769	25,790
	International Consolidated Airlines Group S.A. (c)	9,701	90,138
	Singapore Airlines, Ltd. (c)	8,800	63,737
			271,688
	Automobiles 0.4%
	Fiat Chrysler Automobiles N.V. (b)(c)	4,395	75,023
	Peugeot S.A. (c)	3,589	103,283
	Thor Industries, Inc. (c)	600	56,910
			235,216
	Banks 0.7%
	Bancorp, Inc. (b)(c)	5,400	52,434
	BPER Banca (c)	7,437	41,578
	Customers Bancorp, Inc. (b)(c)	2,500	63,675
	Fifth Third Bancorp (c)	3,000	88,770
	Franklin Financial Network, Inc. (b)(c)	600	23,490
	Metropolitan Bank Holding Corp. (b)(c)	300	14,742
	OFG Bancorp (c)	5,000	83,250
	Raiffeisen Bank International A.G. (c)	2,684	89,542
			457,481
	Biotechnology 0.2%
	CSL, Ltd. (c)	159	23,226
	Shire PLC (c)	1,544	88,176
			111,402
	Building Products 0.0% ‡
	GWA Group, Ltd.	9,123	22,164

	Capital Markets 0.5%
	Evercore, Inc., Class A (c)	800	90,400
	Flow Traders (c)(d)	943	28,009
	Lazard, Ltd., Class A (c)	500	27,150
	Leonteq A.G. (b)(c)	1,120	62,269
	LPL Financial Holdings, Inc. (c)	1,400	92,806
	Swissquote Group Holding S.A., Registered (c)	1,005	65,975
			366,609
	Chemicals 0.4%
	Chemours Co. (c)	1,400	64,134
	Covestro A.G. (c)(d)	1,012	97,156
	Huntsman Corp. (c)	3,000	100,590
			261,880
	Commercial Services & Supplies 0.2%
	Essendant, Inc. (c)	4,400	73,172
	Quad/Graphics, Inc. (c)	1,600	32,896
			106,068
	Communications Equipment 0.3%
	ARRIS International PLC (b)(c)	3,400	85,884
	EchoStar Corp., Class A (b)(c)	1,700	76,483
	Juniper Networks, Inc. (c)	1,600	42,144
			204,511
	Construction & Engineering 0.4%
	ACS Actividades de Construccion y Servicios S.A. (c)	2,125	93,232
	Chip Eng Seng Corp., Ltd.	31,700	18,745
	Maire Tecnimont S.p.A.	14,616	75,851
	Mota-Engil SGPS S.A. (b)	10,332	34,614
	Peab A.B.	3,968	31,973
	Per Aarsleff Holding A/S	568	20,278
	Sacyr S.A.	683	2,180
			276,873
	Construction Materials 0.0% ‡
	CSR, Ltd.	5,709	17,984

	Consumer Finance 0.2%
	B2Holding ASA	11,700	25,045
	Enova International, Inc. (b)(c)	2,000	62,000
	EZCORP, Inc., Class A (b)(c)	4,200	48,090
			135,135
	Containers & Packaging 0.1%
	Papeles y Cartones de Europa S.A.	3,718	72,606

	Diversified Consumer Services 0.2%
	American Public Education, Inc. (b)(c)	1,000	44,100
	H&R Block, Inc. (c)	2,000	50,320
	K12, Inc. (b)(c)	1,700	27,812
			122,232
	Diversified Financial Services 0.1%
	Banca IFIS S.p.A.	1,953	61,204

	Diversified Telecommunication Services 0.0% ‡
	Zayo Group Holdings, Inc. (b)(c)	800	29,672

	Electrical Equipment 0.3%
	Allied Motion Technologies, Inc. (c)	700	32,116
	Atkore International Group, Inc. (b)(c)	3,600	85,176
	Mersen S.A. (c)	393	16,268
	TPI Composites, Inc. (b)(c)	2,500	77,050
			210,610
	Electronic Equipment, Instruments & Components 0.4%
	AT&S Austria Technologie & Systemtechnik A.G. (c)	982	23,081
	Electro Scientific Industries, Inc. (b)(c)	3,900	70,317
	Jabil, Inc. (c)	3,300	92,961
	Mycronic A.B. (e)	2,091	21,319
	Sanmina Corp. (b)(c)	2,500	72,750
			280,428
	Energy Equipment & Services 0.6%
	BW Offshore, Ltd. (b)	1,086	5,905
	CGG S.A. (b)	6,499	17,783
	Kvaerner ASA (b)	5,919	10,653
	Mammoth Energy Services, Inc. (b)(c)	2,100	78,162
	Matrix Service Co. (b)(c)	3,000	59,850
	Patterson-UTI Energy, Inc. (c)	300	5,160
	Pioneer Energy Services Corp. (b)	5,000	16,500
	ProPetro Holding Corp. (b)(c)	4,600	75,624
	TETRA Technologies, Inc. (b)	10,700	46,117
	TGS NOPEC Geophysical Co. ASA (c)	1,987	75,761
	Unit Corp. (b)(c)	1,300	32,370
			423,885
	Food & Staples Retailing 0.0% ‡
	Conviviality PLC (b)(f)	14,382	19,104

	Food Products 0.5%
	Austevoll Seafood ASA	6,122	89,166
	Dean Foods Co. (c)	1,900	18,658
	Grieg Seafood ASA (c)	7,117	84,505
	Norway Royal Salmon ASA	872	22,130
	Pilgrim's Pride Corp. (b)(c)	4,200	74,844
	Salmar ASA (c)	690	35,208
	Seaboard Corp. (c)	6	21,828
	Select Harvests, Ltd.	4,455	19,859
			366,198
	Health Care Equipment & Supplies 0.7%
	Accuray, Inc. (b)	10,200	39,270
	El.En. S.p.A.	1,987	65,662
	Haemonetics Corp. (b)(c)	800	78,112
	Integer Holdings Corp. (b)(c)	1,100	78,595
	Lantheus Holdings, Inc. (b)(c)	4,900	70,805
	Varex Imaging Corp. (b)(c)	1,200	45,888
	Varian Medical Systems, Inc. (b)(c)	800	92,360
			470,692
	Health Care Providers & Services 0.8%
	Australian Pharmaceutical Industries, Ltd.	17,369	21,808
	Cardinal Health, Inc. (c)	700	34,965
	Centene Corp. (b)(c)	600	78,198
	Cross Country Healthcare, Inc. (b)(c)	2,300	26,979
	Diplomat Pharmacy, Inc. (b)(c)	2,800	58,184
	Estia Health, Ltd.	1,278	3,057
	Magellan Health, Inc. (b)(c)	800	58,200
	Molina Healthcare, Inc. (b)(c)	700	72,863
	RadNet, Inc. (b)(c)	4,600	61,640
	Ryman Healthcare, Ltd.	2,083	17,279
	Sigma Healthcare, Ltd.	16,543	6,022
	Summerset Group Holdings, Ltd.	5,959	31,397
	Triple-S Management Corp., Class B (b)(c)	1,800	63,918
			534,510
	Hotels, Restaurants & Leisure 0.9%
	BJ's Restaurants, Inc. (c)	1,200	75,900
	Bloomin' Brands, Inc. (c)	2,400	46,416
	Carnival PLC (c)	1,521	88,340
	Carrols Restaurant Group, Inc. (b)(c)	2,400	34,800
	Genting Singapore, Ltd.	95,900	90,169
	J.D. Wetherspoon PLC (c)	1,686	26,976
	Playtech PLC (c)	7,369	52,017
	Red Robin Gourmet Burgers, Inc. (b)(c)	1,400	66,220
	Scandic Hotels Group A.B. (d)	506	5,289
	Wyndham Destinations, Inc. (c)	2,000	92,240
			578,367
	Household Durables 0.3%
	Bovis Homes Group PLC (c)	4,805	72,749
	Kaufman & Broad S.A. (c)	234	11,968
	Persimmon PLC (c)	2,620	85,353
	ZAGG, Inc. (b)(c)	2,400	35,760
			205,830
	Independent Power & Renewable Electricity Producers 0.1%
	Falck Renewables S.p.A.	26,650	70,429

	Insurance 0.5%
	AXA S.A. (c)	3,523	88,984
	Coface S.A. (b)(c)	1,508	13,507
	Genworth Financial, Inc., Class A (b)	15,800	72,680
	Just Group PLC	2,154	3,062
	NN Group N.V. (c)	2,122	93,845
	Poste Italiane S.p.A. (d)	10,064	93,747
			365,825
	Internet & Direct Marketing Retail 0.5%
	1-800-Flowers.com, Inc., Class A (b)(c)	3,300	47,850
	Expedia Group, Inc. (c)	800	107,072
	Groupon, Inc. (b)	15,900	74,412
	Kogan.com, Ltd. (e)	3,190	11,139
	Liberty TripAdvisor Holdings, Inc., Class A (b)(c)	2,000	33,300
	N Brown Group PLC	837	1,595
	Qurate Retail, Inc. (b)(c)	2,800	59,612
			334,980
	Internet Software & Services 0.5%
	Akamai Technologies, Inc. (b)(c)	1,100	82,786
	Care.com, Inc. (b)(c)	3,500	63,070
	Catena Media PLC (b)	1,465	19,343
	IAC / InterActiveCorp (b)(c)	600	88,350
	LivePerson, Inc. (b)(c)	1,200	27,840
	LogMeIn, Inc. (c)	400	32,420
	Web.com Group, Inc. (b)(c)	200	5,030
			318,839
	IT Services 0.5%
	Alliance Data Systems Corp. (c)	400	89,952
	Appen, Ltd. (c)	3,651	29,458
	Computershare, Ltd. (c)	6,477	87,531
	Conduent, Inc. (b)(c)	1,700	30,532
	Euronet Worldwide, Inc. (b)(c)	700	64,358
	Sabre Corp. (c)	2,300	56,626
	Softcat PLC (c)	1,270	13,469
			371,926
	Leisure Products 0.1%
	Brunswick Corp. (c)	400	25,720
	Polaris Industries, Inc. (c)	400	42,168
	Vista Outdoor, Inc. (b)(c)	1,700	27,608
			95,496
	Machinery 1.0%
	AGCO Corp. (c)	1,400	88,228
	Deutz A.G.	9,190	83,553
	Hyster-Yale Materials Handling, Inc. (c)	500	32,880
	Meritor, Inc. (b)(c)	3,800	78,280
	SKF A.B., Class B (c)	4,375	89,958
	Terex Corp. (c)	2,000	88,240
	Trinity Industries, Inc. (c)	2,500	95,250
	Wacker Neuson S.E.	636	16,421
	Yangzijiang Shipbuilding Holdings, Ltd.	135,300	93,920
			666,730
	Media 0.6%
	Entravision Communications Corp., Class A	3,500	16,975
	Fairfax Media, Ltd.	6,732	4,051
	Gannett Co., Inc. (c)	7,100	75,047
	Lions Gate Entertainment Corp., Class B (c)	1,400	32,018
	News Corp., Class A (c)	900	13,563
	Nine Entertainment Co. Holdings, Ltd. (e)	38,588	64,218
	ProSiebenSat.1 Media S.E. (c)	2,751	74,439
	SKY Network Television, Ltd.	8,333	15,392
	tronc, Inc. (b)(c)	3,600	56,304
	Viacom, Inc., Class B (c)	2,000	58,100
			410,107
	Metals & Mining 1.4%
	Alcoa Corp. (b)(c)	1,500	64,905
	Alumina, Ltd.	41,287	86,808
	Anglo American PLC (c)	3,886	88,383
	Eramet (c)	463	45,966
	Evraz PLC (c)	1,151	8,415
	Ferrexpo PLC	26,626	68,183
	Fortescue Metals Group, Ltd.	24,850	80,680
	Freeport-McMoRan, Inc. (c)	1,700	28,050
	Granges A.B.	865	10,831
	Rio Tinto, Ltd. (c)	1,344	81,080
	Ryerson Holding Corp. (b)(c)	3,200	36,960
	Sandfire Resources NL (c)	10,990	60,258
	South32, Ltd.	32,021	84,930
	SSAB A.B.
	Class A	1,590	7,839
	Class B	18,835	74,694
	United States Steel Corp. (c)	1,700	61,931
	Vedanta Resources PLC (c)	4,162	44,795
	Warrior Met Coal, Inc. (c)	900	23,283
			957,991
	Multiline Retail 0.1%
	Next PLC (c)	847	65,992

	Oil, Gas & Consumable Fuels 6.6%
	Abraxas Petroleum Corp. (b)	10,900	28,340
	Aker BP ASA (c)	1,324	47,333
	Antero Midstream GP, L.P. (c)	7,050	135,501
	Beach Energy, Ltd.	58,549	83,083
¤	Cheniere Energy, Inc. (b)(c)	3,200	203,200
	CNX Midstream Partners, L.P.	5,450	106,984
	Delek U.S. Holdings, Inc. (c)	1,400	74,648
	Denbury Resources, Inc. (b)	15,200	68,552
	DNO ASA (b)	39,176	82,971
¤	Energy Transfer Equity, L.P. (c)	11,750	213,967
¤	Energy Transfer Partners, L.P. (c)	11,600	243,136
	EnLink Midstream LLC (b)(c)	8,150	129,993
	EnQuest PLC (b)	53,043	25,133
¤	Enterprise Products Partners, L.P. (c)	7,700	223,300
	EQT GP Holdings, L.P. (c)	4,100	90,979
	Gulf Keystone Petroleum, Ltd. (b)	8,846	29,840
	Highpoint Resources Corp. (b)(c)	3,300	21,582
	HollyFrontier Corp. (c)	500	37,290
¤	Kinder Morgan, Inc. (c)	9,050	160,909
	Magellan Midstream Partners, L.P. (c)	1,450	104,052
¤	MPLX, L.P. (c)	5,550	202,186
	NGL Energy Partners, L.P.	5,850	72,248
¤	Noble Midstream Partners, L.P.	3,200	169,760
	OMV A.G. (c)	1,456	82,336
	ONEOK, Inc. (c)	1,800	126,792
	Par Pacific Holdings, Inc. (b)(c)	4,200	73,542
	PBF Energy, Inc., Class A (c)	1,000	46,700
	Peabody Energy Corp. (c)	1,700	72,233
	Phillips 66 Partners, L.P. (c)	2,050	109,983
	Plains All American Pipeline, L.P.	3,850	95,403
	Plains GP Holdings, L.P., Class A (b)(c)	6,050	146,954
	Repsol S.A. (c)	853	16,932
	SemGroup Corp., Class A (c)	3,950	99,343
	Shell Midstream Partners, L.P. (c)	4,650	105,555
	Ship Finance International, Ltd. (c)	4,900	71,295
¤	Targa Resources Corp. (c)	3,850	196,619
	Valero Energy Partners, L.P. (c)	2,450	95,942
	W&T Offshore, Inc. (b)(c)	10,300	71,482
	Western Gas Equity Partners, L.P. (c)	3,150	115,826
	Whitehaven Coal, Ltd.	17,040	68,743
¤	Williams Cos., Inc. (c)	5,600	166,600
	Williams Partners, L.P. (c)	3,500	157,605
	Woodside Petroleum, Ltd. (c)	713	19,144
			4,494,016
	Paper & Forest Products 0.3%
	Altri SGPS S.A.	2,750	28,138
	Domtar Corp. (c)	1,900	91,618
	Ence Energia y Celulosa S.A.	8,186	77,248
			197,004
	Personal Products 0.1%
	Best World International, Ltd.	6,100	5,691
	Herbalife Nutrition, Ltd. (b)(c)	900	46,467
			52,158
	Pharmaceuticals 0.9%
	Amphastar Pharmaceuticals, Inc. (b)(c)	4,200	73,290
	ANI Pharmaceuticals, Inc. (b)(c)	1,100	73,645
	Depomed, Inc. (b)(c)	8,000	70,880
	H. Lundbeck A/S (c)	632	45,750
	Horizon Pharma PLC (b)(c)	4,600	81,098
	Lannett Co., Inc. (b)(c)	5,300	67,575
	Mithra Pharmaceuticals S.A. (b)	494	19,409
	Pacira Pharmaceuticals, Inc. (b)(c)	2,300	92,460
	Phibro Animal Health Corp., Class A (c)	1,600	76,640
	Recipharm A.B. (b)	1,034	18,862
			619,609
	Professional Services 0.2%
	Barrett Business Services, Inc. (c)	800	73,504
	ManpowerGroup, Inc. (c)	1,000	93,260
			166,764
	Road & Rail 0.2%
	Nobina A.B. (d)	2,795	19,390
	Ryder System, Inc. (c)	1,200	93,960
			113,350
	Semiconductors & Semiconductor Equipment 0.5%
	MKS Instruments, Inc. (c)	300	28,290
	Siltronic A.G. (c)	514	89,646
	STMicroelectronics N.V. (c)	3,889	84,608
	Synaptics, Inc. (b)(c)	1,400	70,154
	Xperi Corp. (c)	4,500	74,925
			347,623
	Software 0.4%
	Dell Technologies, Inc., Class V (b)(c)	800	74,016
	Micro Focus International PLC (c)	5,075	83,265
	Nuance Communications, Inc. (b)(c)	6,100	90,097
	Paradox Interactive A.B.	356	7,798
	Pegasystems, Inc. (c)	300	16,680
	Progress Software Corp. (c)	800	29,432
			301,288
	Specialty Retail 0.8%
	Accent Group, Ltd.	14,579	15,489
	Ascena Retail Group, Inc. (b)	10,700	39,376
	Best Buy Co., Inc. (c)	100	7,503
	Burlington Stores, Inc. (b)(c)	600	91,686
	Chico's FAS, Inc. (c)	1,100	9,570
	Dick's Sporting Goods, Inc. (c)	1,700	58,038
	Express, Inc. (b)(c)	2,600	25,038
	Foot Locker, Inc. (c)	1,300	63,453
	Gap, Inc. (c)	1,100	33,187
	Genesco, Inc. (b)(c)	600	24,420
	L Brands, Inc. (c)	800	25,336
	Matas A/S	1,081	8,685
	Pets at Home Group PLC	20,512	31,258
	Tailored Brands, Inc. (c)	2,900	58,464
	Tractor Supply Co. (c)	700	54,628
			546,131
	Technology Hardware, Storage & Peripherals 0.2%
	Immersion Corp. (b)(c)	4,800	67,392
	Western Digital Corp. (c)	1,100	77,165
			144,557
	Textiles, Apparel & Luxury Goods 0.5%
	Carter's, Inc. (c)	300	31,449
	Crocs, Inc. (b)(c)	1,400	25,354
	Fossil Group, Inc. (b)(c)	2,700	70,740
	Michael Kors Holdings, Ltd. (b)(c)	1,300	86,749
	Ralph Lauren Corp. (c)	200	26,996
	Skechers U.S.A., Inc., Class A (b)(c)	2,000	55,440
	Tapestry, Inc. (c)	700	32,984
			329,712
	Thrifts & Mortgage Finance 0.4%
	Deutsche Pfandbriefbank A.G. (c)(d)	4,889	76,607
	Genworth Mortgage Insurance Australia, Ltd. (e)	20,415	40,800
	New York Community Bancorp, Inc. (c)	7,800	84,006
	OneSavings Bank PLC (c)	10,837	61,875
			263,288
	Trading Companies & Distributors 0.3%
	Ramirent OYJ	2,689	26,932
	United Rentals, Inc. (b)(c)	600	89,280
	WESCO International, Inc. (b)(c)	1,500	91,500
			207,712
	Transportation Infrastructure 0.0% ‡
	ASTM S.p.A.	696	18,963

	Wireless Telecommunication Services 0.0% ‡
	United States Cellular Corp. (b)(c)	600	20,616

	Total Common Stocks (Cost $17,015,826)		17,344,228

	Preferred Stocks 0.1%

	Auto Components 0.1%
	Schaeffler A.G. (c)	6,782	92,946

	Total Preferred Stocks (Cost $105,357)		92,946

	Short-Term Investments 78.7%
	Affiliated Investment Company 8.5%
	MainStay U.S. Government Liquidity Fund, 1.75% (g)	5,823,597	5,823,597

	Total Affiliated Investment Company (Cost $5,823,597)		5,823,597

	Principal Amount
Repurchase Agreements 21.9%
Fixed Income Clearing Corp. 0.94%, dated 7/31/18 due 8/1/18 Proceeds at Maturity $12,782,115 (Collateralized by United States Treasury Notes with rates between 1.375% and 2.625% and maturity dates between 2/28/23 and 6/30/23, with a Principal Amount of $13,320,000 and a Market Value of $13,046,394)	$12,781,781	12,781,781
State Street Bank and Trust Co. 0.05%, dated 7/31/18 due 8/1/18 Proceeds at Maturity $2,228,303 (Collateralized by a Government National Mortgage Association security with a rate of 4.50% and a maturity date of 4/1/48, with a Principal Amount of $2,215,000 and a Market Value of $2,277,709) (h)	2,228,300	2,228,300
Total Repurchase Agreements (Cost $15,010,081)		15,010,081

U.S. Governments 48.3%
United States Treasury Bills (i)
1.765%, due 8/2/18	8,800,000	8,799,575
1.90%, due 8/23/18 (c)(h)	2,900,000	2,896,694
1.916%, due 9/13/18 (c)	890,000	888,001
1.989%, due 10/25/18 (h)	7,150,000	7,116,975
2.053%, due 11/29/18 (c)	9,370,000	9,306,674
2.309%, due 4/25/19 (c)(h)	4,114,000	4,045,157
Total U.S. Governments (Cost $33,055,569)		33,053,076
Total Short-Term Investments (Cost $53,889,247)		53,886,754
Total Investments, Before Investments Sold Short (Cost $72,038,091)	105.6%	72,313,124

		Shares
	Investments Sold Short (22.5%)
	Common Stocks Sold Short (20.0%)
	Aerospace & Defense (0.4%)
	Axon Enterprise, Inc. (b)	(1,100)	(74,723)
	Cobham PLC (b)	(42,778)	(70,213)
	HEICO Corp.	(1,225)	(93,553)
	Ultra Electronics Holdings PLC	(1,356)	(29,385)
			(267,874)
	Airlines (0.2%)
	Air France-KLM (b)	(8,879)	(81,088)
	Norwegian Air Shuttle ASA (b)	(2,524)	(73,802)
			(154,890)
	Auto Components (0.1%)
	Motorcar Parts of America, Inc. (b)	(1,800)	(38,880)
	Nokian Renkaat OYJ	(1,480)	(64,189)
			(103,069)
	Banks (0.7%)
	Bankia S.A.	(22,161)	(87,356)
	Commerzbank A.G. (b)	(9,152)	(98,843)
	Liberbank S.A. (b)	(104,507)	(61,591)
	Live Oak Bancshares, Inc.	(2,000)	(56,900)
	Metro Bank PLC (b)	(1,719)	(72,201)
	Sbanken ASA (d)	(855)	(8,281)
	Texas Capital Bancshares, Inc. (b)	(700)	(63,560)
			(448,732)
	Beverages (0.2%)
	Davide Campari-Milano S.p.A	(7,275)	(61,336)
	Remy Cointreau S.A.	(511)	(69,792)
			(131,128)
	Biotechnology (0.2%)
	Basilea Pharmaceutica A.G., Registered (b)	(329)	(21,781)
	DBV Technologies S.A. (b)	(1,415)	(50,301)
	Genmab A/S (b)	(333)	(57,063)
	Zealand Pharma A/S (b)	(1,535)	(22,907)
			(152,052)
	Building Products (0.2%)
	AAON, Inc.	(1,400)	(52,850)
	Allegion PLC	(100)	(8,154)
	Caesarstone, Ltd.	(500)	(7,875)
	Tarkett S.A.	(2,289)	(61,509)
			(130,388)
	Capital Markets (0.2%)
	Deutsche Bank A.G.	(1,384)	(18,107)
	MarketAxess Holdings, Inc.	(500)	(96,885)
	Sanne Group PLC	(1,921)	(17,801)
	Tamburi Investment Partners S.p.A.	(834)	(6,144)
			(138,937)
	Chemicals (0.7%)
	Akzo Nobel N.V.	(1,021)	(94,438)
	Albemarle Corp.	(800)	(75,360)
	Chr. Hansen Holding A/S	(939)	(97,222)
	Orica, Ltd.	(4,984)	(65,096)
	Sirius Minerals PLC (b)	(177,600)	(84,805)
	Valvoline, Inc.	(2,700)	(60,993)
			(477,914)
	Commercial Services & Supplies (0.3%)
	Clean TeQ Holdings, Ltd. (b)	(95,668)	(47,266)
	Fila S.p.A	(1,248)	(27,231)
	Mitie Group PLC	(7,362)	(14,862)
	Multi-Color Corp.	(800)	(53,080)
	Nl Industries, Inc. (b)	(900)	(7,695)
	Serco Group PLC (b)	(31,912)	(42,347)
			(192,481)
	Communications Equipment (0.3%)
	Acacia Communications, Inc. (b)	(2,100)	(67,494)
	Applied Optoelectronics, Inc. (b)	(800)	(30,744)
	Ubiquiti Networks, Inc. (b)	(1,100)	(90,838)
			(189,076)
	Construction & Engineering (0.3%)
	Ameresco, Inc., Class A (b)	(2,700)	(36,180)
	Argan, Inc.	(1,800)	(69,120)
	Burkhalter Holding A.G.	(95)	(8,395)
	NV5 Global, Inc. (b)	(1,000)	(75,300)
			(188,995)
	Construction Materials (0.1%)
	Fletcher Building, Ltd.	(18,158)	(87,007)

	Consumer Finance (0.3%)
	Axactor A.B. (b)	(3,757)	(10,613)
	Navient Corp.	(6,400)	(84,544)
	Provident Financial PLC (b)	(8,818)	(77,546)
			(172,703)
	Distributors (0.1%)
	Funko, Inc. Class A (b)	(3,500)	(61,460)

	Diversified Consumer Services (0.1%)
	InvoCare, Ltd.	(7,146)	(75,283)

	Diversified Financial Services (0.4%)
	Ferroglobe Representation & Warranty Insurance Trust (f)(j)(k)	(3,200)	0
	GRENKE A.G.	(639)	(70,649)
	Hypoport A.G. (b)	(178)	(35,010)
	Industrivarden A.B., Class A	(4,458)	(93,997)
	Wendel S.A.	(628)	(91,574)
			(291,230)
	Diversified Telecommunication Services (0.4%)
	Cellnex Telecom S.A. (d)	(2,797)	(74,277)
	Centurylink, Inc.	(900)	(16,893)
	Globalstar, Inc. (b)	(43,400)	(24,304)
	Iliad S.A.	(422)	(66,865)
	Inmarsat PLC	(2)	(15)
	TalkTalk Telecom Group PLC	(51,584)	(77,659)
	Vocus Group, Ltd. (b)	(11,576)	(20,727)
			(280,740)
	Electric Utilities (0.0%) ‡
	Direct Energie S.A.	(554)	(27,273)

	Electrical Equipment (0.7%)
	Babcock & Wilcox Enterprises, Inc. (b)	(16,000)	(34,400)
	GrafTech International, Ltd.	(4,900)	(103,880)
	Nordex S.E. (b)	(3,097)	(34,759)
	Plug Power, Inc. (b)	(35,400)	(70,800)
	SGL Carbon S.E. (b)	(1,486)	(17,568)
	Siemens Gamesa Renewable Energy S.A. (b)	(6,445)	(91,078)
	Sunrun, Inc. (b)	(5,500)	(77,770)
	Vivint Solar, Inc. (b)	(10,700)	(60,990)
			(491,245)
	Electronic Equipment, Instruments & Components (0.7%)
*	Cognex Corp.	(2,000)	(105,560)
	Fitbit, Inc., Class A (b)	(11,000)	(65,230)
	IPG Photonics Corp. (b)	(400)	(65,616)
	Isra Vision A.G.	(85)	(5,228)
	Kudelski S.A. (b)	(2,989)	(28,889)
	Mesa Laboratories, Inc.	(200)	(40,446)
	National Instruments Corp.	(2,000)	(87,620)
	Venture Corp., Ltd.	(6,200)	(75,966)
			(474,555)
	Energy Equipment & Services (0.7%)
	Forum Energy Technologies, Inc. (b)	(1,600)	(21,040)
	Frank's International N.V.	(9,500)	(80,085)
	NCS Multistage Holdings, Inc. (b)	(3,600)	(57,096)
	SEACOR Marine Holdings, Inc. (b)	(800)	(20,240)
	Solaris Oilfield Infrastructure, Inc., Class A (b)	(5,200)	(81,588)
	Tecnicas Reunidas S.A.	(2,285)	(77,220)
	Vallourec S.A. (b)	(3,954)	(25,522)
	Weatherford International PLC (b)	(26,700)	(90,513)
			(453,304)
	Food Products (0.4%)
	a2 Milk Co., Ltd. (b)	(11,366)	(81,034)
	Australian Agricultural Co., Ltd. (b)	(39,204)	(36,845)
	B&G Foods, Inc.	(2,400)	(75,360)
	Freshpet, Inc. (b)	(2,400)	(69,600)
			(262,839)
	Health Care Equipment & Supplies (0.8%)
	ABIOMED, Inc. (b)	(200)	(70,906)
	DexCom, Inc. (b)	(800)	(76,104)
	Fisher & Paykel Healthcare Corp., Ltd.	(4,344)	(43,821)
	Insulet Corp. (b)	(500)	(41,580)
	Ion Beam Applications (b)	(2,214)	(57,889)
	Nanosonics, Ltd. (b)	(31,994)	(75,113)
	Penumbra, Inc. (b)	(100)	(14,225)
	Senseonics Holdings, Inc. (b)	(5,900)	(21,712)
	Sientra, Inc. (b)	(2,300)	(47,081)
	TransEnterix, Inc. (b)	(5,100)	(27,285)
	ViewRay Inc. (b)	(6,500)	(77,480)
			(553,196)
	Health Care Providers & Services (0.7%)
	Acadia Healthcare Co., Inc. (b)	(2,200)	(86,856)
	Healthscope, Ltd.	(21,855)	(35,397)
	Henry Schein, Inc. (b)	(1,200)	(95,292)
	PetIQ, Inc. (b)	(2,700)	(73,980)
	Premier, Inc., Class A (b)	(2,400)	(89,760)
	Surgery Partners, Inc. (b)	(4,300)	(64,930)
			(446,215)
	Health Care Technology (0.1%)
	Veeva Systems, Inc., Class A (b)	(900)	(68,067)

	Hotels, Restaurants & Leisure (0.6%)
	Caesars Entertainment Corp. (b)	(8,200)	(92,660)
	Domino's Pizza Enterprises, Ltd.	(2,286)	(84,834)
	Dunkin' Brands Group, Inc.	(1,300)	(90,519)
	Merlin Entertainments PLC (d)	(6,609)	(34,161)
	PlayAGS, Inc. (b)	(1,100)	(31,405)
	Tabcorp Holdings, Ltd.	(26,974)	(93,588)
			(427,167)
	Household Durables (0.7%)
	De'Longhi S.p.A.	(68)	(2,001)
	iRobot Corp. (b)	(900)	(71,325)
	LGI Homes, Inc. (b)	(1,300)	(67,197)
	Neinor Homes S.A. (b)(d)	(3,439)	(65,146)
	Newell Brands, Inc.	(3,300)	(86,427)
	Roku, Inc. (b)	(1,600)	(72,672)
	Tempur Sealy International, Inc. (b)	(1,100)	(53,757)
	Universal Electronics, Inc. (b)	(1,700)	(59,415)
			(477,940)
	Household Products (0.1%)
	Spectrum Brands Holdings, Inc. (b)	(900)	(78,633)

	Independent Power & Renewable Electricity Producers (0.0%) ‡
	Scatec Solar ASA (d)	(3,319)	(25,554)
	Terraform Power, Inc., Class A	(200)	(2,046)
			(27,600)
	Insurance (0.7%)
	Aspen Insurance Holdings, Ltd.	(900)	(36,405)
	eHealth, Inc. (b)	(1,400)	(33,236)
	Gjensidige Forsikring ASA	(5,393)	(86,548)
	MBIA, Inc. (b)	(7,000)	(71,750)
	Medibank Pvt, Ltd.	(39,752)	(91,850)
	RenaissanceRe Holdings, Ltd.	(800)	(105,480)
	Trupanion, Inc. (b)	(1,300)	(54,080)
			(479,349)
	Internet & Direct Marketing Retail (0.4%)
	Ocado Group PLC (b)	(5,372)	(77,984)
	On the Beach Group PLC (d)	(7,941)	(46,226)
	Webjet, Ltd.	(5,227)	(51,844)
	Zalando S.E. (b)(d)	(782)	(44,862)
	zooplus A.G. (b)	(327)	(56,668)
			(277,584)
	Internet Software & Services (0.6%)
	2U, Inc. (b)	(1,000)	(75,660)
	Cardlytics, Inc. (b)	(1,600)	(30,112)
	Cloudera, Inc. (b)	(5,200)	(69,628)
	Okta, Inc. (b)	(1,700)	(84,405)
	ShotSpotter, Inc. (b)	(800)	(34,136)
*	Zillow Group, Inc.
	Class A (b)	(500)	(28,185)
	Class C (b)	(1,400)	(77,980)
			(400,106)
	IT Services (0.2%)
	Square, Inc., Class A (b)	(600)	(38,790)
	Switch, Inc., Class A	(7,100)	(92,442)
			(131,232)
	Leisure Products (0.1%)
	Mattel, Inc.	(5,400)	(85,698)

	Life Sciences Tools & Services (0.3%)
	Accelerate Diagnostics, Inc. (b)	(3,300)	(72,435)
	Codexis, Inc. (b)	(2,500)	(36,000)
	Evotec A.G. (b)	(2,551)	(52,978)
	Genfit (b)	(2,532)	(71,711)
			(233,124)
	Machinery (0.7%)
	Aumann A.G. (d)	(608)	(42,444)
	CIRCOR International, Inc.	(400)	(17,740)
	Energy Recovery, Inc. (b)	(7,400)	(59,866)
	KION Group A.G.	(1,112)	(76,381)
	Middleby Corp. (b)	(800)	(81,984)
	Sembcorp Marine, Ltd.	(48,700)	(65,465)
	SLM Solutions Group A.G. (b)	(1,070)	(30,905)
	Wabted Corp.	(800)	(88,256)
			(463,041)
	Media (1.0%)
	Boston Omaha Corp., Class A (b)	(700)	(13,972)
	Discovery, Inc., Class A (b)	(3,200)	(85,056)
	Entercom Communications Corp., Class A	(9,700)	(73,235)
	GCI Liberty, Inc., Class A (b)	(2,000)	(96,220)
	HT&E, Ltd.	(22,755)	(42,095)
*	Liberty Broadband Corp.
	Class A (b)	(1,100)	(87,274)
	Class C (b)	(400)	(31,788)
	Liberty Media Corp-Liberty Formula One, Class C (b)	(2,400)	(84,600)
	Schibsted ASA, Class B	(2,197)	(71,378)
	Solocal Group (b)	(36,868)	(49,449)
	Technicolor S.A., Registered (b)	(42,442)	(59,506)
			(694,573)
	Metals & Mining (1.0%)
	Acacia Mining PLC (b)	(21,581)	(34,643)
	Constellium N.V., Class A (b)	(5,300)	(69,430)
	Fresnillo PLC	(5,731)	(78,156)
	Galaxy Resources, Ltd. (b)	(9,892)	(20,945)
	Kidman Resources, Ltd. (b)	(28,865)	(30,023)
	Lynas Corp., Ltd. (b)	(46,147)	(77,827)
	Nyrstar N.V. (b)	(2,497)	(11,972)
	Orocobre, Ltd. (b)	(6,043)	(20,742)
	Petra Diamonds, Ltd. (b)	(70,722)	(42,793)
	Pilbara Minerals, Ltd. (b)	(105,126)	(68,731)
	Randgold Resources, Ltd.	(359)	(26,717)
	Royal Gold, Inc.	(900)	(76,149)
	Syrah Resources, Ltd. (b)	(8,194)	(18,324)
	thyssenkrupp A.G.	(3,641)	(97,159)
			(673,611)
	Oil, Gas & Consumable Fuels (1.1%)
	Alta Mesa Resources, Inc. (b)	(5,600)	(33,824)
	Centennial Resource Development, Inc., Class A (b)	(4,900)	(88,004)
	Diamondback Energy, Inc.	(700)	(92,365)
	Dorian LPG, Ltd. (b)	(4,700)	(39,950)
	Earthstone Energy, Inc., Class A (b)	(1,800)	(17,532)
	EQT Corp.	(1,600)	(79,488)
	Euronav N.V.	(1,271)	(10,768)
	Frontline, Ltd. (b)	(8,427)	(42,875)
	GasLog, Ltd.	(800)	(13,480)
	Golar LNG, Ltd.	(2,500)	(65,025)
	International Seaways, Inc. (b)	(3,100)	(67,487)
	Kosmos Energy, Ltd. (b)	(2,100)	(15,918)
	Nostrum Oil & Gas PLC (b)	(3,711)	(9,742)
	Ring Energy, Inc. (b)	(6,200)	(76,632)
	Scorpio Tankers, Inc.	(24,800)	(53,320)
	Tellurian, Inc. (b)	(2,000)	(15,620)
			(722,030)
	Personal Products (0.1%)
	BWX, Ltd.	(4,489)	(18,843)
	Revlon, Inc., Class A (b)	(1,000)	(15,600)
			(34,443)
	Pharmaceuticals (0.8%)
	Aclaris Therapeutics, Inc. (b)	(3,600)	(61,704)
	Aerie Pharmaceuticals, Inc. (b)	(100)	(6,755)
	Akcea Therapeutics, Inc. (b)	(400)	(12,648)
	ALK-Abello A/S (b)	(250)	(46,449)
	COSMO Pharmaceuticals N.V. (b)	(221)	(28,614)
	Dova Pharmaceuticals, Inc. (b)	(2,400)	(51,768)
	Eloxx Pharmaceuticals, Inc. (b)	(900)	(13,653)
	Endocyte, Inc. (b)	(2,400)	(36,768)
	Evolus, Inc. (b)	(700)	(13,762)
	Optinose, Inc. (b)	(1,600)	(32,560)
	TherapeuticsMD, Inc. (b)	(11,300)	(58,986)
	Theravance Biopharma, Inc. (b)	(3,100)	(74,245)
	WaVe Life Sciences, Ltd. (b)	(1,900)	(76,760)
			(514,672)
	Professional Services (0.1%)
	Capita PLC	(34,691)	(73,765)

	Road & Rail (0.0%) ‡
	Europcar Mobility Group (d)	(2,167)	(21,805)

	Semiconductors & Semiconductor Equipment (0.4%)
	Ambarella, Inc. (b)	(1,800)	(70,524)
	Impinj, Inc. (b)	(300)	(6,393)
	Inphi Corp. (b)	(200)	(6,288)
	MACOM Technology Solutions Holdings, Inc., Class H (b)	(2,800)	(58,324)
	Meyer Burger Technology A.G. (b)	(77,436)	(54,588)
	SunPower Corp. (b)	(6,800)	(49,368)
			(245,485)
	Software (0.2%)
	Autodesk, Inc. (b)	(700)	(89,908)
	RIB Software S.E.	(3,150)	(69,986)
			(159,894)
	Specialty Retail (0.9%)
	Camping World Holdings, Inc.	(2,900)	(64,293)
	CarMax, Inc. (b)	(1,200)	(89,616)
	Carvana Co. (b)	(1,600)	(68,800)
	Clas Ohlson A.B.	(3,050)	(26,865)
	Conn's, Inc. (b)	(2,200)	(74,580)
	Floor & Decor Holdings, Inc., Class A (b)	(1,800)	(85,950)
	Industria de Diseno Textil S.A.	(2,561)	(84,002)
	Superdry PLC	(2,918)	(47,645)
	Tile Shop Holdings, Inc.	(8,100)	(67,230)
			(608,981)
	Technology Hardware, Storage & Peripherals (0.3%)
	3D Systems Corp. (b)	(2,700)	(32,859)
	Diebold Nixdorf, Inc.	(5,700)	(64,695)
	Pure Storage, Inc., Class A (b)	(1,100)	(23,826)
	Stratasys, Ltd. (b)	(3,800)	(73,796)
	USA Technologies, Inc. (b)	(2,400)	(32,280)
			(227,456)
	Textiles, Apparel & Luxury Goods (0.2%)
	Luxottica Group S.p.A	(1,369)	(92,689)
	Ted Baker PLC	(476)	(13,782)
			(106,471)
	Thrifts & Mortgage Finance (0.0%) ‡
	TFS Financial Corp.	(2,200)	(33,484)

	Transportation Infrastructure (0.1%)
	Macquarie Infrastructure Corp.	(2,100)	(95,361)

	Wireless Telecommunication Services (0.1%)
	1&1 Drillisch A.G.	(1,279)	(76,051)

	Total Common Stocks Sold Short (Proceeds $13,477,660)		(13,690,209)

	Exchange-Traded Funds Sold Short (2.5%)
	Exchange Traded Funds (2.5%)
*	SPDR S&P 500 ETF Trust	(1,600)	(450,128)
*	United States Oil Fund, L.P. (b)	(87,300)	(1,246,644)
	Total Exchange-Traded Funds Sold Short (Proceeds $1,537,393)		(1,696,772)

	Total Investments Sold Short (Proceeds $15,015,053) (l)		(15,386,981)

	Total Investments, Net of Investments Sold Short (Cost $57,023,038)	83.1%	56,926,143
	Other Assets, Less Liabilities	16.9	11,579,732
	Net Assets	100.0%	$68,505,875

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2018, excluding short-term investments. May be subject to change daily.
*	Among the Fund's 5 largest short positions as of July 31, 2018. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2018.
(b)	Non-income producing security.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $135,160 and the Fund received non-cash collateral in the amount of $145,831.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of fair valued securities was $19,104, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	Rate reported is the current yield as of July 31, 2018.
(h)	Security, or a portion thereof, was held in the MainStay Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay Absolute Return Multi-Strategy Fund.
(i)	Interest rate shown represents yield to maturity.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Illiquid security - As of July 31, 2018, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund's net assets.
(l)	As of July 31, 2018, cash in the amount of $7,689,154 was on deposit with brokers for short sale transactions.

As of July 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro Bund	(1)	September 2018	$(187,995)	$(188,944)	$(949)

1. As of July 31, 2018, cash in the amount of $2,658 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2018.

Swap Contracts

As of July 31, 2018, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$1,400,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$(407)	$15,074	$14,667
730,000	USD	6/23/2025	Fixed 2.366%	3-Month USD-LIBOR	Quarterly/ Semi-Annually	—	(29,524)	(29,524)
165,000	USD	1/22/2026	Fixed 1.836%	3-Month USD-LIBOR	Quarterly/ Semi-Annually	—	(13,192)	(13,192)
1,200,000	USD	7/11/2028	Fixed 2.962%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	10,208	10,207
						$(407)	$(17,434)	$(17,842)

As of July 31, 2018, the Fund held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
Markit CDX North American High Yield Series 29	6/20/2023	Buy	3,000	5.00%	Quarterly	$(159,392)	$210,383	$50,991
Markit CDX North American High Yield Series 29	6/20/2023	Buy	8,495	1.00%	Quarterly	(143,664)	159,586	15,922
						$(303,056)	$369,969	$66,913

1	As of July 31, 2018, cash in the amount of $340,505 was on deposit with a broker for centrally cleared swap agreements.
2

Buy-Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell-Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2018.

Open OTC total return basket swap contracts as of July 31, 2018 were as follows1:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date	Payment Frequency Paid/Received	Notional Amount (000)*	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	BofA ML 4x Leveraged MCXSX6L Excess Return Index**	1.00%	5/31/2019	Monthly	$5,122	$52,014
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index (MLBX7HCA)**	0.00%	5/31/2019	N/A	2,445	41,149
Bank of America Merrill Lynch	BofA ML MLCVDK1X Excess Return Index **	0.00%	5/31/2019	N/A	1,680	4,734
Citigroup	Citi Equity Long-Short 4x Index	0.00%	3/29/2019	N/A	1,516	(55,036)
Citigroup	Citi Equity Volatility Congestion Index	0.00%	3/29/2019	N/A	949	(5,746)
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index **	0.60%	5/31/2019	Monthly	5,893	(74,963)
JPMorgan Chase Bank	JPMorgan JMAB125E Index	0.00%	10/31/2018	N/A	4,535	45,148
Societe Generale	SGI NYLIM Custom US Sector Reversal Index	0.00%	5/31/2019	N/A	4,255	(9,747)
					$26,395	$(2,447)

The following table represents the basket holdings underlying the total return swap with BofA ML 4x Leveraged MCXSX6L Excess Return Index as of July 31, 2018

BofA ML 4x Leveraged MCXSX6L Excess Return Index

Security Description	Number of Contracts	Market Value as of July 31, 2018	Percent of Basket Net Assets
Aluminum	— *	$(1,038,615)	(20.10)%
Aluminum	— *	1,034,671	20.00%
Brent Crude Oil	(17)	(2,064,594)	(39.90)%
Brent Crude Oil	18	2,070,641	40.00%
Coffee	(312)	(544,595)	(10.50)%
Coffee	310	556,828	10.80%
Copper	— *	(1,547,051)	(29.90)%
Copper	— *	1,540,036	29.80%
Corn	(269)	(1,588,504)	(30.70)%
Corn	259	1,586,785	30.70%
Cotton	286	406,141	7.90%
Cotton	(287)	(407,928)	(7.90)%
Gasoline RBOB	(319)	(1,054,739)	(20.40)%
Gasoline RBOB	335	1,030,932	19.90%
Heating Oil	(276)	(936,857)	(18.10)%
Heating Oil	273	933,893	18.10%
Kansas Wheat	44	403,999	7.80%
Kansas Wheat	(46)	(405,550)	(7.80)%
Lean Hogs	444	379,617	7.30%
Lean Hogs	(447)	(330,598)	(6.40)%
Live Cattle	535	991,814	19.20%
Live Cattle	(556)	(965,577)	(18.70)%
Natural Gas	(449)	(2,028,081)	(39.20)%
Natural Gas	431	2,019,626	39.00%
Nickel	— *	(753,936)	(14.60)%
Nickel	— *	751,516	14.50%
Soybean Meal	1	782,625	15.10%
Soybean Meal	(1)	(786,638)	(15.20)%
Soybean Oil	1,234	579,074	11.20%
Soybean Oil	(1,253)	(582,770)	(11.30)%
Soybeans	93	1,371,279	26.50%
Soybeans	(94)	(1,378,568)	(26.60)%
Sugar	(23)	(4,270)	(0.10)%
Wheat	(116)	(1,023,667)	(19.80)%
Wheat	112	1,021,282	19.70%
WTI Crude Oil	(18)	(2,002,462)	(38.70)%
WTI Crude Oil	19	1,988,667	38.40%
Zinc	— *	(592,936)	(11.50)%
Zinc	— *	588,513	11.40%

*	Rounds to zero.

The following table represents the basket holdings underlying the total return swap with BofA ML Commodity Excess Return Index (MLBX7HCA) as of July 31, 2018

BofA ML Commodity Excess Return Index (MLBX7HCA)

Security Description	Number of Contracts		Market Value as of July 31, 2018	Percent of Basket Net Assets
Aluminum	—	*	$563,457	22.70%
Aluminum	—	*	(567,980)	(22.80)%
Aluminum	—	*	509	0.00%
Brent Crude Oil	(18)		(1,097,963)	(44.20)%
Brent Crude Oil	18		1,099,040	44.20%
Coffee	314		293,669	11.80%
Coffee	(334)		(294,777)	(11.90)%
Coffee	—	*	1	0.00%
Copper Comex	365		842,085	33.90%
Copper Comex	(371)		(843,804)	(33.90)%
Copper Comex	—	*	383	0.00%
Corn	—	*	162	0.00%
Corn	264		841,747	33.90%
Corn	(284)		(847,466)	(34.10)%
Cotton	278		199,608	8.00%
Cotton	(277)		(199,404)	(8.00)%
Gasoline RBOB	354		543,919	21.90%
Gasoline RBOB	(326)		(544,952)	(21.90)%
Gasoline RBOB	1		785	0.00%
Heating Oil	283		490,950	19.70%
Heating Oil	(287)		(491,779)	(19.80)%
Heating Oil	—	*	361	0.00%
Kansas Wheat	41		198,675	8.00%
Kansas Wheat	(45)		(200,051)	(8.00)%
Kansas Wheat	—	*	(105)	(0.00)%
Lean Hogs	(683)		(255,274)	(10.30)%
Lean Hogs	597		257,993	10.40%
Live Cattle	509		476,859	19.20%
Live Cattle	(526)		(477,578)	(19.20)%
Natural Gas	445		1,086,399	43.70%
Natural Gas	(489)		(1,092,923)	(44.00)%
Natural Gas	1		1,648	0.10%
Nickel	—	*	410,493	16.50%
Nickel	—	*	(410,520)	(16.50)%
Nickel	—	*	11	0.00%
Soybean Meal	2		415,798	16.70%
Soybean Meal	(2)		(414,659)	(16.70)%
Soybean Oil	1,318		312,812	12.60%
Soybean Oil	(1,331)		(313,107)	(12.60)%
Soybeans	100		749,884	30.20%
Soybeans	(102)		(750,301)	(30.20)%
Wheat	108		511,846	20.60%
Wheat	(115)		(511,795)	(20.60)%
Wheat	—	*	(115)	(0.00)%
WTI Crude Oil	20		1,066,439	42.90%
WTI Crude Oil	(19)		(1,056,473)	(42.50)%
WTI Crude Oil	—	*	1,527	0.10%
Zinc	—	*	341,366	13.70%
Zinc	—	*	(342,518)	(13.80)%
Zinc	—	*	383	0.00%

*	Rounds to zero.

The following table represents the basket holdings underlying the total return swap with BofA ML MLCVDK1X Excess Return Index as of July 31, 2018

BofA ML MLCVDK1X Excess Return Index

Security Description	Number of Contracts		Market Value as of July 31, 2018	Percent of Basket Net Assets
Brent Crude Oil	—	*	$(1,605)	(0.10)%
Brent Crude Oil	—	*	(11,768)	(0.70)%
Brent Crude Oil	—	*	(27,865)	(1.70)%
Brent Crude Oil	—	*	(9,933)	(0.60)%
Copper	—	*	(88,008)	(5.20)%
Copper	—	*	(69,836)	(4.10)%
Copper	—	*	4,376	0.30%
Copper	—	*	873	0.10%
Corn	2		57,049	3.40%
Corn	(7)		(168,529)	(10.00)%
Gold	—	*	(148,597)	(8.80)%
Natural Gas	(8)		(149,616)	(8.90)%
Natural Gas	(2)		(29,178)	(1.70)%
Natural Gas	—	*	6,959	0.40%
Soybeans	(2)		(117,343)	(7.00)%
Wheat	1		45,110	2.70%
Wheat	1		27,606	1.60%
WTI Crude Oil	—	*	46,819	2.80%
WTI Crude Oil	—	*	(9,451)	(0.60)%
WTI Crude Oil	—	*	3,753	0.20%
WTI Crude Oil	—	*	5,102	0.30%

*	Rounds to zero.

The following table represents the basket holdings underlying the total return swap with Citi Equity Long-Short 4x Index as of July 31, 2018

Citi Equity Long-Short 4x Index

Security Description	Number of Contracts	Market Value as of July 31, 2018	Percent of Basket Net Assets
ACS Actividades de Construccion y Servicios SA	464	$20,365	1.40%
Adobe Systems, Inc.	236	57,763	4.00%
Aetna, Inc.	194	36,596	2.50%
Aflac, Inc.	2,135	99,347	6.80%
Ageas	675	36,208	2.50%
Allianz SE	222	49,155	3.40%
Allstate Corp.	455	43,252	3.00%
Altria Group, Inc.	422	24,781	1.70%
Amgen, Inc.	440	86,518	5.90%
ArcelorMittal	1,612	51,899	3.60%
AT&T, Inc.	1,683	53,812	3.70%
Athene Holding Ltd.	1,372	62,944	4.30%
Automatic Data Processing, Inc.	682	92,125	6.30%
Aviva PLC	9,287	60,921	4.20%
Best Buy Co., Inc.	1,233	92,500	6.30%
BP PLC	7,035	52,906	3.60%
Bristol-Myers Squibb Co.	855	50,204	3.40%
Burberry Group PLC	1,274	35,225	2.40%
Canadian National Railway Co.	665	59,279	4.10%
Cash	1,524,694	1,524,694	104.30%
Celgene Corp.	197	17,747	1.20%
Check Point Software Technolog	594	66,918	4.60%
Chevron Corp.	625	78,923	5.40%
Cigna Corp.	170	30,501	2.10%
Cisco Systems, Inc.	597	25,236	1.70%
Cognizant Technology Solutions Corp.	438	35,674	2.40%
Consolidated Edison, Inc.	1,152	90,940	6.20%
Costco Wholesale Corp.	433	94,765	6.50%
Covestro AG	846	81,312	5.60%
Daito Trust Construction Co., Ltd.	248	41,385	2.80%
Daiwa House Industry Co., Ltd.	624	22,685	1.60%
Diageo PLC	1,157	42,513	2.90%
Electronic Arts, Inc.	550	70,762	4.80%
Eni SpA	4,494	86,549	5.90%
Exelon Corp.	1,483	63,019	4.30%
F5 Networks, Inc.	517	88,557	6.10%
Facebook, Inc.	451	77,760	5.30%
FNF Group	565	22,882	1.60%
Fortinet, Inc.	1,031	64,835	4.40%
Hitachi Ltd.	3,805	26,484	1.80%
Honeywell International, Inc.	92	14,766	1.00%
Humana, Inc.	225	70,665	4.80%
Illumina, Inc.	52	16,900	1.20%
Ingersoll-Rand PLC	415	40,929	2.80%
Intel Corp.	1,543	74,231	5.10%
Intuit, Inc.	441	89,999	6.20%
Japan Airlines Co., Ltd.	994	36,616	2.50%
KDDI Corp.	919	25,565	1.70%
Koninklijke Ahold NV	3,428	87,236	6.00%
Kuehne & Nagel International AG	96	15,425	1.10%
Legal & General Group PLC	15,517	53,535	3.70%
Lululemon Athletica, Inc.	167	20,061	1.40%
Magna International, Inc.	584	35,521	2.40%
Manulife Financial Corp.	4,505	83,611	5.70%
Marubeni Corp.	3,317	25,209	1.70%
Maxim Integrated Products, Inc.	637	38,931	2.70%
McKesson Corp.	664	83,445	5.70%
MetLife, Inc.	1,547	70,744	4.80%
Micron Technology, Inc.	1,204	63,554	4.30%
Mitsui & Co., Ltd.	2,055	34,300	2.30%
MSCI Daily TR Gross World USD	(707)	(6,224,305)	(425.90)%
NetApp, Inc.	590	45,769	3.10%
Newmont Mining Corp.	554	20,306	1.40%
NVR, Inc.	13	36,950	2.50%
Occidental Petroleum Corp.	1,082	90,826	6.20%
Paychex, Inc.	1,320	91,078	6.20%
PepsiCo, Inc.	364	41,909	2.90%
Peugeot SA	2,228	64,143	4.40%
Pfizer, Inc.	473	18,905	1.30%
Principal Financial Group, Inc.	1,237	71,857	4.90%
Progressive Corp. (The)	836	50,195	3.40%
Prudential Financial, Inc.	523	52,824	3.60%
Public Storage	393	85,602	5.90%
Publicis Groupe SA	418	26,707	1.80%
Raytheon Co.	443	87,755	6.00%
Repsol SA	3,574	70,988	4.90%
Ross Stores, Inc.	1,007	87,999	6.00%
Safran SA	681	84,545	5.80%
Sandvik AB	2,587	47,370	3.20%
Schneider Electric SE	300	24,147	1.70%
Shimizu Corp.	1,960	20,445	1.40%
Standard Life Aberdeen PLC	5,367	22,005	1.50%
Sun Life Financial, Inc.	1,593	65,097	4.50%
Swiss Life Holding AG	155	55,637	3.80%
Tesco PLC	15,560	53,061	3.60%
TJX Cos Inc. (The)	959	93,238	6.40%
Tokio Marine Holdings, Inc.	1,195	56,587	3.90%
Tokyo Electric Power Co., Inc.	7,170	34,201	2.30%
Tokyo Electron, Ltd.	120	20,610	1.40%
Torchmark Corp.	521	45,869	3.10%
Ulta Beauty, Inc.	240	58,763	4.00%
Unicharm Corp.	488	14,817	1.00%
Unum Group	1,130	44,896	3.10%
Veeva Systems, Inc.	858	64,857	4.40%
VMware, Inc.	406	58,771	4.00%
Vodafone Group PLC	30,876	75,337	5.20%
Waters Corp.	406	80,024	5.50%
Wesfarmers, Ltd.	1,431	52,626	3.60%
Zurich Insurance Group AG	307	94,362	6.50%

The following table represents the basket holdings underlying the total return swap with Citi Equity Volatility Congestion Index as of July 31, 2018

Citi Equity Volatility Congestion Index

Security Description	Number of Contracts	Market Value as of July 31, 2018	Percent of Basket Net Assets
Cash	919,339	$919,339	97.50%
CBOE VIX Future Aug18	1,560	21,961	2.30%
CBOE VIX Future Sep18	122	1,830	0.20%

The following table represents the basket holdings underlying the total return swap with Credit Suisse Backwardation Long/Short Excess Return Index as of July 31, 2018

Credit Suisse Backwardation Long/Short Excess Return Index

Security Description	Number of Contracts	Market Value as of July 31, 2018	Percent of Basket Net Assets
Cattle (Live Cattle) Future	(13)	$(582,132)	(10.00)%
Corn Future	(31)	(582,132)	(10.00)%
Cotton Future	10	439,526	7.60%
Cotton Future	3	142,606	2.40%
Gasoline RBOB Future	5	407,563	7.00%
Gasoline RBOB Future	2	174,569	3.00%
Lean Hogs Future	(29)	(582,132)	(10.00)%
Low Sulphur Gas Oil Futures	6	424,585	7.30%
Low Sulphur Gas Oil Futures	2	157,547	2.70%
Natural Gas Future	(21)	(582,132)	(10.00)%
Sugar Future	(49)	(582,132)	(10.00)%
WTI Crude Oil Future	3	209,753	3.60%
WTI Crude Oil Future	3	166,819	2.90%
WTI Crude Oil Future	1	60,663	1.00%
WTI Crude Oil Future	2	144,898	2.50%
Zinc Future	3	212,002	3.60%
Zinc Future	2	160,351	2.80%
Zinc Future	1	57,709	1.00%
Zinc Future	2	152,070	2.60%

The following table represents the basket holdings underlying the total return swap with JPMorgan JMAB125E Index as of July 31, 2018

JPMorgan JMAB125E Index

Security Description	Number of Contracts	Market Value as of July 31, 2018	Percent of Basket Net Assets
CBOT $10Y Note Future	(44)	$(5,254,414)	(114.70)%
CBOT $10Y Note Future Option	(270)	(63,233)	(1.40)%
CBOT $10Y Note Future Option	(111)	(3,463)	(0.10)%
CBOT $10Y Note Future Option	(369)	(46,098)	(1.00)%
CBOT $10Y Note Future Option	(54)	(10,138)	(0.20)%
CBOT $10Y Note Future Option	(239)	(11,183)	(0.20)%
CBOT $10Y Note Future Option	(305)	(28,594)	(0.60)%
CBOT $10Y Note Future Option	(91)	(41,436)	(0.90)%

The following table represents the basket holdings underlying the total return swap with SGI NYLIM Custom US Sector Reversal Index as of July 31, 2018

SGI NYLIM Custom US Sector Reversal Index

Security Description	Number of Contracts	Market Value as of July 31, 2018	Percent of Basket Net Assets
S&P 500 Information Technology Sector TR	2,818	$4,249,293	100.00%
S&P 500 Total Return	(766)	(4,249,293)	(100.00)%

Open OTC Candriam proprietary total return swap contracts as of July 31, 2018 were as follows:

Swap Counterparty	Reference Obligation	Description	Unrealized Appreciation/ (Depreciation)
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index **	Total return swap with Societe Generale Newedge UK Limited (“SG Newedge UK”).The swap provides exposure to the total returns of the Candriam Alternative ReturnSystemat program, calculated on a daily basis with a reference to a managed account owned SG Newedge UK, a company formed under the laws of England. (Notional Amount $8,859,690)***	$(16,773)
Societe Generale Newedge UK Limited	Candriam Global Alpha Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Alpha strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $10,809,174)****	94,536
			$77,763

The summaries below provide breakdown of the derivative contracts comprising the index of the above Candriam proprietary total return swaps as of July 31, 2018:

Candriam IG Diversified Futures Index

Category	% Breakdown
Financial Commodity Future	405.54%
Physical Commodity Future	135.87
Currency Future	4.59
Currency	1.53
Foreign Currency	(0.63)
Physical Index Future	(446.90)
Total	100.00%

Description	Sector	Number of Contracts	Notional Amount (000)*	Unrealized Appreciation (Depreciation)	Percent of Basket Net Assets
3-Month Euribor Mar20	Financial Commodity Future	(497,306)	(58,152)	$5,966	221.32%
90Day Euro Future Mar20	Financial Commodity Future	(532,386)	(51,604)	—	196.40
90Day Sterling Future Mar20	Financial Commodity Future	(51,883)	(6,724)	(101)	25.59
AUD/USD Currency Future Sep18	Currency Future	(14,032)	(1,044)	(3,872)	3.97
Australian Dollar	Foreign Currency	(7,225)	(5)	(19)	0.02
BP Currency Future Sep18	Currency Future	(1,105)	(145)	74	0.55
Brent Crude Future Oct18	Physical Commodity Future	943	70	(1,340)	(0.27)
British Pound Sterling	Foreign Currency	29,712	39	(13)	(0.15)
CAC40 10 Euro Future Aug18	Physical Index Future	75	486	1,763	(1.85)
Canadian Currency Future Sep18	Currency Future	(10,259)	(790)	(1,397)	3.01
CBOE VIX Future Aug18	Physical Index Future	(16,980)	(239)	6,403	0.91
Copper Future Sep18	Physical Commodity Future	(2,299)	(651)	(9,923)	2.48
Corn Future Dec18	Physical Commodity Future	(212)	(8,203)	(5,026)	31.22
Cotton No.2 Future Dec18	Physical Commodity Future	7,252	650	2,787	(2.47)
DAX Index Future Sep18	Physical Index Future	(12)	(177)	(184)	0.67
DJIA MINI e-CBOT Sep18	Physical Index Future	28	71,867	2,960	(273.52)
EMINI Russell 2000 Sep18	Physical Index Future	53	89	671	(0.34)
Euro	Foreign Currency	50,197	59	(55)	(0.22)
Euro FX Currency Future Sep18	Currency Future	(987,537)	(1,159)	1,239	4.41
Euro Stoxx 50 Sep18	Physical Index Future	78	321	1,284	(1.22)
Euro-BTP Future Sep18	Financial Commodity Future	(13,442)	(2,001)	(9,239)	7.62
Euro-Bund Future Sep18	Financial Commodity Future	4,127	780	(533)	(2.97)
Euro-OAT Future Sep18	Financial Commodity Future	6,132	1,102	513	(4.19)
EURO/JPY Future Sep18	Currency Future	368,484	4,312	1,304	(16.41)
FTSE 100 Index Future Sep18	Physical Index Future	103	1,037	6,544	(3.95)
Gasoline RBOB Future Sep18	Physical Commodity Future	1,436	299	(4,779)	(1.14)
Gold 100 OZ Future Dec18	Physical Commodity Future	(1,238)	(1,527)	(4,021)	5.81
Hang Seng Index Future Aug18	Physical Index Future	(71)	(25,626)	2,162	97.53
Hong Kong Dollar	Foreign Currency	(299,155)	(38)	2	0.15
Japan 10 Year Bond (OSE) Sep18	Financial Commodity Future	14,503,532	19,546	31,733	(74.39)
Japanese Yen	Foreign Currency	(17,404,760)	(156)	1,051	0.59
Japanese Yen Currency Future Sep18	Currency Future	(13,265)	(1,190)	7,903	4.53
Korea 3 Year Bond Future Sep18	Financial Commodity Future	45,986,808	4,441	(1,009)	(16.90)
Live Cattle Future Oct18	Physical Commodity Future	3,915	428	(1,957)	(1.63)
Mexican Peso Future Sep18	Currency Future	12,971	7	(415)	(0.03)
NASDAQ 100 E-MINI Future Sep18	Physical Index Future	(2)	(17)	(1,635)	0.07
Natural Gas Future Sep18	Physical Commodity Future	(246,442)	(686)	2,225	2.61
New Zealand Dollar Future Sep18	Currency Future	(17,805)	(1,214)	1,256	4.62
Nikkei 225 (SGX) Sep18	Physical Index Future	3,420	68,932	(301)	(262.35)
NY Harbor ULSD Future Sep18	Physical Commodity Future	545	116	(3,663)	(0.44)
Primary Aluminum Future	Physical Commodity Future	(180)	(373)	2,517	1.42
S&P500 EMINI Future Sep18	Physical Index Future	(147)	(415)	(3,810)	1.58
Silver Future Sep18	Physical Commodity Future	(31,837)	(5)	(3,152)	0.02
South African Rand Currency (CME) Future Sep18	Currency Future	22,993	17	579	(0.07)
South Korean Won	Foreign Currency	297,417,363	266	380	(1.01)
Soybean Future Nov18	Physical Commodity Future	(548)	(50,389)	(15,942)	191.78
SPI 200 Future Sep18	Physical Index Future	183	844	(1,030)	(3.21)
Sugar #11 (WORLD) Oct18	Physical Commodity Future	(41,732)	(440)	11,268	1.68
Topix Index Future Sep18	Physical Index Future	20,046	313	(3,893)	(1.19)
U.S. 10 Year Note (CBT) Future Sep18	Financial Commodity Future	(39,855)	(4,760)	(1,739)	18.11
U.S. 5 Year Note (CBT) Future Sep18	Financial Commodity Future	(64,735)	(7,323)	(506)	27.87
U.S. Long Bond (CBT) Sep18	Financial Commodity Future	(12,971)	(1,854)	(4,636)	7.06
United States Dollar	Currency	(402,340)	(402)	—	1.53
Wheat Future (CBT) Sep18	Physical Commodity Future	454	25,139	3,557	(95.68)
WTI Crude Future Sep18	Physical Commodity Future	5,542	381	(1,605)	(1.45)
Zinc LME Future Sep18	Physical Commodity Future	(192)	(505)	(13,089)	1.92
				$(2,743)
Net Cash and Other Receivables/Payables				(14,030)
Swaps, at Value				$(16,773)

Candriam Global Alpha Index

Category	% Breakdown
Index Option	81.64%
Currency Future	14.79
Financial Commodity Future	3.24
Physical Index Future	0.29
Foreign Currency	0.11
Currency	0.00
Forward	0.00
Physical Commodity Future Option	0.00
Currency Option	(0.01)
Financial Commodity Option	(0.01)
Physical Index Option	(0.05)
Total	100.00%

Description	Sector	Number of Contracts	Notional Amount (000)*	Unrealized Appreciation (Depreciation)	Percent of Basket Net Assets
3.5% Fuel Oil Swap Med 21500	Physical Commodity Future Option	(3,758)	(5)	$752	0.00%
90Day Euro Future Dec19	Financial Commodity Future	299,771	29,060	—	6.82
90Day Euro Future Dec21	Financial Commodity Future	(299,771)	(29,063)	(1,499)	(6.82)
90Day Euro Future Mar19	Financial Commodity Future	(111,311)	(10,816)	557	(2.54)
AUD/USD Euro 2PM Option Sep18C 75	Currency Option	(17,764)	(8)	(1,243)	0.00
AUD/USD Euro 2PM Option Sep18P 72.5	Currency Option	(17,764)	(3)	1,066	0.00
AUD/USD Euro 2PM Option Sep18P 75	Currency Option	(22,661)	(24)	4,759	(0.01)
Australian Dollar	Foreign Currency	15,095	11	39	0.00
Brazil Real Future Sep18	Currency Future	13,437	356	(2,620)	0.08
British Pound Currency 2PM Option Dec18C 135	Currency Option	(11,103)	(14)	1,110	0.00
British Pound Currency 2PM Option Sep18C 135	Currency Option	—	—	(167)	0.00
British Pound Currency 2PM Option Sep18P 133	Currency Option	(13,878)	(28)	(139)	(0.01)
British Pound Sterling	Foreign Currency	97,019	127	(44)	0.03
CAC40 10 Euro Future Aug18	Physical Index Future	36	235	872	0.06
Canadian Currency 2PM Option Aug18P 75	Currency Option	(34,617)	—	—	0.00
Canadian Currency 2PM Option Sep18C 76	Currency Option	33,137	43	2,651	0.01
Canadian Currency 2PM Option Sep18C 77.5	Currency Option	(49,649)	(23)	(1,986)	(0.01)
Euro	Foreign Currency	198,460	232	(218)	0.05
Euro Currency 2PM Option Sep18C 1.19	Currency Option	(1,394,944)	(5)	837	0.00
Euro Currency 2PM Option Sep18P 1.15	Currency Option	(3,444,657)	(8)	(344)	0.00
Euro Currency 2PM Option Sep18P 1.16	Currency Option	(1,138,730)	(5)	(228)	0.00
Euro Currency 2PM Option Sep18P 1.175	Currency Option	(1,394,944)	(14)	(418)	0.00
Euro Currency 2PM Option Sep18P 1.18	Currency Option	(811,345)	(10)	(406)	0.00
Euro FX Currency Future Sep18	Currency Future	(1,224,134)	(1,437)	1,653	(0.34)
Euro Stoxx 50 Price EUR 2900	Index Option	(1,601)	(28)	722	(0.01)
Euro Stoxx 50 Price EUR 3200	Index Option	801	35	(1,751)	0.01
Euro Stoxx 50 Price EUR 3500	Index Option	(116)	(3)	891	0.00
Euro Stoxx 50 Sep18	Physical Index Future	(24)	(99)	(420)	(0.02)
Euro Stoxx Banks Price EUR 115	Index Option	2,676	9	3,444	0.00
Euro Stoxx Banks Price EUR 117.5 (CXQ8C1Y)	Index Option	(2,232)	(4)	(1,566)	0.00
Euro Stoxx Banks Price EUR 117.5 (CXU8C1Y)	Index Option	3,342	11	3,124	0.00
Euro Stoxx Banks Price EUR 120	Index Option	(2,773)	(17)	4,369	0.00
Euro Stoxx Banks Price EUR 122.5	Index Option	(3,342)	(4)	(1,562)	0.00
Euro-Bobl Future Sep18	Financial Commodity Future	(19,131)	(2,944)	225	(0.69)
Euro-Bobl Option Sep18C 131.5	Financial Commodity Option	(22,319)	(8)	1,032	0.00
Euro-Bobl Option Sep18P 130.75	Financial Commodity Option	(27,216)	(1)	629	0.00
Euro-Bobl Option Sep18P 131.5	Financial Commodity Option	(22,319)	(5)	783	0.00
Euro-Bobl Option Sep18P 131.75	Financial Commodity Option	27,216	10	(797)	0.00
Euro-BTP Future Sep18	Financial Commodity Future	(10,021)	(1,492)	(7,045)	(0.35)
Euro-Bund Option Sep18P 158	Financial Commodity Option	(13,323)	—	464	0.00
Euro-Bund Option Sep18P 160	Financial Commodity Option	(13,665)	(2)	1,585	0.00
Euro-Bund Option Sep18P 161	Financial Commodity Option	13,665	6	(2,382)	0.00
Euro-OAT Future Sep18	Financial Commodity Future	(13,437)	(2,415)	(4,233)	(0.57)
FTSE 100 Index Option 7700	Index Option	37,350	580,937	14,461	136.28
FTSE 100 Index Option 7900	Index Option	(46,688)	(232,865)	(7,659)	(54.63)
FTSE MIB Index Option 21500	Index Option	(69)	(22)	6,720	(0.01)
FTSE MIB Index Option 22500	Index Option	(47)	(19)	(6,085)	0.00
Hong Kong Dollar	Foreign Currency	(244,875)	(31)	2	(0.01)
IBEX 35 Index Future Aug18	Physical Index Future	49	566	1,027	0.13
INR/USD Standard Aug18	Currency Future	2,619	381	969	0.09
Japanese Yen	Foreign Currency	6,815,560	61	(412)	0.01
Japanese Yen 2PM Option Aug18C 91	Currency Option	19,643	1	(4,027)	0.00
Japanese Yen 2PM Option Aug18C 92	Currency Option	(19,643)	—	1,473	0.00
Japanese Yen 2PM Option Aug18C 94	Currency Option	(31,457)	—	315	0.00
Japanese Yen 2PM Option Aug18P 87.5	Currency Option	(13,949)	—	—	0.00
Japanese Yen 2PM Option Aug18P 89	Currency Option	—	—	279	0.00
Japanese Yen 2PM Option Aug18P 89.5	Currency Option	13,949	2	(697)	0.00
Japanese Yen 2PM Option Dec18P 86	Currency Option	(153,159)	(34)	(4,595)	(0.01)
Japanese Yen 2PM Option Dec18P 89	Currency Option	97,361	91	13,631	0.02
Japanese Yen 2PM Option Sep18C 91	Currency Option	(8,398)	(3)	2,435	0.00
Japanese Yen 2PM Option Sep18P 87	Currency Option	(55,513)	(3)	(833)	0.00
Japanese Yen 2PM Option Sep18P 89	Currency Option	38,859	17	5,052	0.00
Mexican Peso Future Sep18	Currency Future	(83,697)	(45)	2,678	(0.01)
MSCI Emerging Market Future Sep18	Physical Index Future	598	656	4,005	0.15
NASDAQ 100 E-MINI Future Sep18	Physical Index Future	(178)	(1,287)	(7,861)	(0.30)
NASDAQ 100 E-MINI Option Dec18C 6900	Physical Index Option	(266)	(151)	(6,462)	(0.04)
NASDAQ 100 E-MINI Option Dec18P 6550	Physical Index Option	(503)	(64)	6,795	(0.01)
NASDAQ 100 E-MINI Option Sep18P 6900	Physical Index Option	(266)	(24)	4,064	(0.01)
NASDAQ 100 E-MINI Option Sep18P 7200	Physical Index Option	266	45	(6,728)	0.01
Norwegian Krone	Foreign Currency	12,795	2	(4)	0.00
Norwegian Krone Future Sep18	Currency Future	13,665	16,798	(328)	3.94
OMX Stockholm 30 Index	Index Option	(11,319)	(61)	(6,985)	(0.01)
S&P500 E-MINI Option Dec18P 2400	Physical Index Option	(2,448)	(44)	4,407	(0.01)
S&P500 E-MINI Option Dec18P 2600	Physical Index Option	2,448	89	(8,814)	0.02
S&P500 E-MINI Option Sep18C 2700	Physical Index Option	1,105	147	10,272	0.03
S&P500 E-MINI Option Sep18C 2760	Physical Index Option	(1,657)	(137)	(12,592)	(0.03)
S&P500 E-MINI Option Sep18C 2820	Physical Index Option	(1,890)	(75)	(9,830)	(0.02)
SGD/USD Forward Dec18	Forward	(547,478)	(547)	203	(0.13)
Short Euro-BTP Future Sep18	Financial Commodity Future	59,783	7,742	9,757	1.82
Singapore Dollar	Foreign Currency	1,048	1	—	0.00
South African Rand Currency (CME) Future Sep18	Currency Future	(27,899)	(21)	(976)	0.00
South Korean Won	Foreign Currency	3,711,975	3	5	0.00
Soybean Meal Option C 8900	Index Option	207	71	6,454	0.02
Soybean Meal Option C 9100	Index Option	(311)	(59)	(7,030)	(0.01)
Stoxx 600 Automobile Sep18	Physical Index Future	1,076	718	(511)	0.17
Stoxx 600 Medicine Sep18	Physical Index Future	(1,332)	(445)	(1,559)	(0.10)
Stoxx 600 Oil Sep18	Physical Index Future	2,016	834	8,238	0.20
Stoxx 600 TLCM Sep18	Physical Index Future	3,114	939	(4,028)	0.22
Stoxx 600 Utilities Sep18	Physical Index Future	444	153	618	0.04
Stoxx Europe 600 Basic Resources 470	Index Option	1,423	16	4,993	0.00
Stoxx Europe 600 Basic Resources 480	Index Option	(1,423)	(9)	(3,162)	0.00
Stoxx Europe 600 Health Care 740	Index Option	(313)	(11)	227	0.00
Stoxx Europe 600 Insurance 280	Index Option	376	3	526	0.00
Stoxx Europe 600 Insurance 290	Index Option	(376)	(1)	(175)	0.00
Stoxx Europe 600 Oil & Gas 340	Index Option	(2,556)	(10)	3,281	0.00
Stoxx Europe 600 Oil & Gas 350	Index Option	(1,440)	(18)	(3,196)	0.00
Stoxx Europe 600 Telecommunications 255 (WQQ8C1Y)	Index Option	1,668	9	(1,567)	0.00
Stoxx Europe 600 Telecommunications 255 (WQU8P1Y)	Index Option	(2,226)	(10)	(1,052)	0.00
Stoxx Europe 600 Telecommunications 260	Index Option	4,982	11	(3,502)	0.00
Stoxx Europe 600 Telecommunications 270	Index Option	11,120	13	(2,600)	0.00
Swedish Krona	Foreign Currency	146,438	17	(87)	0.00
Swedish Krona Future Sep18	Currency Future	40,994	46,807	(3,485)	10.98
Swiss Franc	Foreign Currency	25,302	25	(42)	0.00
TRY/USD Future Sep18	Currency Future	1,024,857	204	(1,599)	0.05
Turkish Lira	Foreign Currency	3,167	1	(5)	0.00
U.S. 10 Year Future Option Sep18C 120	Financial Commodity Option	66,502	12	(1,039)	0.00
U.S. 10 Year Future Option Sep18C 121	Financial Commodity Option	(99,753)	(5)	—	0.00
U.S. 10 Year Note (CBT) Future Sep18	Financial Commodity Future	28,696	3,427	1,345	0.80
U.S. 2 Year Note (CBT) Future Sep18	Financial Commodity Future	175,137	18,510	1,368	4.34
U.S. 5 Year Future Option Dec18P 113	Financial Commodity Option	(28,924)	(20)	678	0.00
U.S. 5 Year Future Option Sep18C 113.25	Financial Commodity Option	(57,734)	(11)	902	0.00
U.S. 5 Year Note (CBT) Future Sep18	Financial Commodity Future	16,056	1,816	125	0.43
United States Dollar	Currency	930	1	—	0.00
USD/SGD Forward Dec18	Forward	547,409	547	(203)	0.13
Yen Denom Nikkei Sep18	Physical Index Future	(5,010)	(1,014)	(7,145)	(0.23)
				$7,074
Net Cash and Other Receivables/Payables				87,462
Swaps, at Value				$94,536

*	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
**	The total return swap is held in the MainStay Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay Absolute Return Multi-Strategy Fund.
***	The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on June 24, 2015 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.
****	The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded derivatives and over the counter derivatives. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 26, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

The following abbreviations are used in the preceding pages:

AUD	—Australian Dollar
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAC	—Cotation Assiste´e en Continu (French stock market index)
CBOE	—Chicago Board Options Exchange
DAX	—Deutscher Aktienindex Index (German stock market index)
DJIA	—Dow Jones Industrial Average
ETF	—Exchange-Traded Fund
EUR	—Euro
JPY	—Japanese Yen
INR	—Indian Rupee
LIBOR	—London Interbank Offered Rate
LME	—London Metal Exchange
MIB	—Milano Italia Borsa (Italian national stock exchange)
SGD	—Singapore Dollar
SPDR	—Standard & Poor's Depositary Receipt
TRY	—Turkish Lira
USD	—United States Dollar
VIX	—CBOE Volatility Index

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$463,600	$—	$463,600
Common Stocks (b)	17,325,124	19,104	—	17,344,228
Preferred Stocks	92,946	—	—	92,946
Affiliated Investment Companies
Exchange-Traded Fund	525,596	—	—	525,596
Short-Term Investments
Affiliated Investment Company	5,823,597	—	—	5,823,597
Repurchase Agreements	—	15,010,081	—	15,010,081
U.S. Governments	—	33,053,076	—	33,053,076
Total Short-Term Investments	5,823,597	48,063,157	—	53,886,754
Total Investments in Securities	23,767,263	48,545,861	—	72,313,124
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (c)	—	94,536	—	94,536
Credit Default Swap Contracts (c)	—	66,913	—	66,913
Interest Rate Swap Contracts (c)	—	24,874	—	24,874
Total Return Basket Swap Contracts (c)	—	143,045	—	143,045
Total Other Financial Instruments	—	329,368	—	329,368
Total Investments in Securities and Other Financial Instruments	$23,767,263	$48,875,229	$—	$72,642,492

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks Sold Short (d)	$(13,690,209)	$—	$0	$(13,690,209)
Exchange-Traded Fund Sold Short	(1,696,772)	—	—	(1,696,772)
Other Financial Instruments
Futures Contracts (c)	(949)	—	—	(949)
Interest Rate Swap Contracts (c)	—	(42,716)	—	(42,716)
Total Return Basket Swap Contracts (c)	—	(145,492)	—	(145,492)
Candriam Proprietary Total Return Swap Contracts (c)	—	(16,773)	—	(16,773)
Total Other Financial Instruments	(949)	(204,981)	0	(205,930)
Total Investments in Securities Sold Short and Other Financial Instruments	$(15,387,930)	$(204,981)	$0	$(15,592,911)

(a)	For a complete listing of investments and their industries, see the Consolidated Portfolio of Investments.

(b)	The Level 2 security valued at $19,104 is held in Food & Staples Retailing in the Common Stocks section of the Consolidated Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Consolidated Portfolio of Investments.

(d)	The Level 3 security valued at $0 is held in Diversified Financial Services within the Common Stocks Sold Short section of the Consolidated Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels. (See Note 2)

Mainstay MacKay Short Term Municipal Fund
Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value

	Long-Term Bonds 98.6% †
	Corporate Bonds 0.7%
	Banks 0.7%
	Huntington National Bank 2.20%, due 11/6/18	$2,000,000	$1,999,093

	Total Corporate Bonds (Cost $2,001,266)		1,999,093

	Municipal Bonds 97.9%
	Alabama 0.8%
	Calhoun County Board of Education, Special Tax Insured: BAM 3.00%, due 2/1/19	200,000	201,410
	Industrial Development Board of the City of Mobile Alabama, Alabama Power Co.-Barry Plant, Revenue Bonds 1st Series 1.625%, due 7/15/34 (a)	250,000	250,003
	Industrial Development Board of the City of Mobile Alabama, Pollution Control Electric Power Co.-Barry Plant, Revenue Bonds 1st Series 1.51%, due 6/1/34 (b)	1,900,000	1,900,000
			2,351,413
	Alaska 0.2%
	Alaska Railroad Corp., Revenue Bonds Series A 5.00%, due 8/1/18	500,000	500,000

	Arizona 0.5%
	Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds Series A 5.00%, due 7/1/23	50,000	55,258
	City of Tucson AZ, Certificates of Participation Insured: AGM 4.00%, due 7/1/20	350,000	364,350
	Pima County Unified School District No. 16 Catalina Foothills, Unlimited General Obligation 3.00%, due 7/1/19	1,165,000	1,180,262
			1,599,870
	Arkansas 0.3%
	County of Baxter AR, Baxter Regional Medical Center, Revenue Bonds Series A 5.00%, due 9/1/20	785,000	825,836

	California 11.9%
	Auburn Urban Development Authority Successor Agency, Auburn Redevelopment Project, Tax Allocation Insured: BAM 4.00%, due 6/1/19	140,000	142,910
	Avalon Community Improvement Agency Successor Agency, Tax Allocation Series A, Insured: AGM 4.00%, due 9/1/18	300,000	300,702
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/21	1,100,000	1,179,717
	California Municipal Finance Authority, Harbor Regional Center Project, Revenue Bonds 4.00%, due 11/1/18	740,000	744,973
	California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (c)
	Series A 5.00%, due 12/31/23	800,000	904,992
	Series A 5.00%, due 6/30/24	600,000	681,588
	California Public Finance Authority, Sharp HealthCare, Revenue Bonds Series B 1.20%, due 8/1/52 (b)	4,200,000	4,200,000
	California School Finance Authority, Aspire Public Schools, Revenue Bonds Series A 5.00%, due 8/1/19 (d)	130,000	133,688
	California State Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series D, Insured: NATL-RE 1.341%, due 7/1/21 (a)	2,700,000	2,674,755
	City of Industry CA, Senior, Revenue Bonds Series A, Insured: AGM 2.125%, due 1/1/19	985,000	983,483
	City of Los Angeles CA, Revenue Notes Series B 4.00%, due 6/27/19	5,000,000	5,110,150
	City of Oakland CA, Revenue Bonds Insured: AGM (zero coupon), due 12/15/19	1,000,000	958,610
	County of San Diego CA, Sanford Burnham Prebys Medical, Revenue Bonds 5.00%, due 11/1/18	400,000	403,468
	Del Mar Race Track Authority, Revenue Bonds 4.00%, due 10/1/18	1,230,000	1,233,407
	Los Angeles Department of Water & Power, Revenue Bonds Subseries B-2 1.18%, due 7/1/35 (b)	5,000,000	5,000,000
¤	Metropolitan Water District of Southern California, Revenue Bonds Series B-3 1.20%, due 7/1/35 (b)	7,400,000	7,400,000
	Monrovia Redevelopment Agency Successor Agency, Central Redevelopment Project, Tax Allocation Series A, Insured: AGM 2.50%, due 5/1/19	600,000	598,428
	Moreno Valley Public Financing Authority, Revenue Bonds Insured: AGM 2.25%, due 11/1/18	105,000	104,909
	Sacramento County Sanitation District Financing Authority, Revenue Bonds Series B 2.239%, due 12/1/19	2,000,000	1,987,980
	San Bernardino City Unified School District, Election of 2012, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 8/1/18	300,000	300,000
	San Diego Redevelopment Agency Successor Agency, Tax Allocation
	Series B 2.00%, due 9/1/18	250,000	249,930
	Series B 2.25%, due 9/1/19	250,000	248,895
	Sierra Kings Health Care District, Unlimited General Obligation 4.00%, due 8/1/18	200,000	200,000
			35,742,585
	Colorado 0.3%
	E-470 Public Highway Authority, Revenue Bonds Series A 5.00%, due 9/1/19	1,000,000	1,034,080

	Connecticut 2.1%
	City of Bridgeport CT, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/15/20	1,000,000	1,058,320
	City of Hartford CT, Unlimited General Obligation Series C, Insured: NATL-RE 5.00%, due 9/1/18	465,000	466,260
	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series M 4.00%, due 7/1/19	800,000	816,680
	State of Connecticut, Unlimited General Obligation
	Series C 4.00%, due 6/15/22	2,210,000	2,341,539
	Series C 5.00%, due 6/15/23	1,500,000	1,672,335
			6,355,134
	District of Columbia 0.4%
	District of Columbia, Tranche 1, Revenue Bonds Series A 1.53%, due 8/15/38 (b)	1,200,000	1,200,000

	Florida 2.0%
	City of Lakeland FL, Lakeland Regional Health Systems, Revenue Bonds 5.00%, due 11/15/19	265,000	276,106
	City of Tallahassee FL, Tallahassee Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/18	425,000	429,390
	County of Escambia FL, Gulf Power Co. Project, Revenue Bonds Series 2 1.52%, due 4/1/39 (b)	2,000,000	2,000,000
	County of Miami-Dade Seaport Department, Revenue Bonds Series A 5.00%, due 10/1/19	2,140,000	2,215,200
	Miami-Dade County Industrial Development Authority, Florida Power & Light Co., Revenue Bonds 1.53%, due 6/1/21 (b)	800,000	800,000
	Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds 3.00%, due 8/1/18	345,000	345,000
			6,065,696
	Georgia 4.3%
	Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds Series 1 1.60%, due 7/1/49 (b)	2,350,000	2,350,000
	Coweta County Development Authority, Plant Yates Project, Revenue Bonds 1.59%, due 6/1/32 (b)	3,550,000	3,550,000
	Main Street Natural Gas, Inc., Revenue Bonds Series B 2.152%, due 4/1/48 (a)	5,000,000	4,987,350
	State of Georgia, Unlimited General Obligation Series F 5.00%, due 7/1/19	1,925,000	1,986,793
			12,874,143
	Guam 5.3%
	Port Authority of Guam, Revenue Bonds
	Series C 3.587%, due 7/1/20	500,000	499,260
	Series C 3.783%, due 7/1/21	500,000	498,825
	Series B 5.00%, due 7/1/19 (c)	250,000	256,815
	Series B 5.00%, due 7/1/22 (c)	400,000	436,540
¤	Territory of Guam, Revenue Bonds
	Series D 4.00%, due 11/15/18	275,000	276,622
	Series D 5.00%, due 11/15/19	1,000,000	1,037,760
	Series A 5.00%, due 1/1/20	660,000	686,057
	Series D 5.00%, due 11/15/20	2,740,000	2,913,278
	Series A 5.00%, due 12/1/20	3,230,000	3,434,362
	Series A 5.00%, due 12/1/21	5,295,000	5,731,361
			15,770,880
	Illinois 8.4%
	Chicago Board of Education, Chicago School Board, Unlimited General Obligation Series A, Insured: NATL-RE 5.25%, due 12/1/19	400,000	412,432
	Chicago Board of Education, School Reform, Unlimited General Obligation Series B-1, Insured: NATL-RE (zero coupon), due 12/1/18	1,495,000	1,483,862
	Chicago Board of Education, Unlimited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 12/1/19	1,775,000	1,824,416
	Series A, Insured: AGM 5.00%, due 12/1/23	1,600,000	1,757,312
	Series A, Insured: AMBAC 5.50%, due 12/1/18	220,000	221,956
	City of Chicago IL, Waterworks Second Lien, Revenue Bonds 4.00%, due 11/1/18	1,000,000	1,005,570
	City of Peoria IL, Unlimited General Obligation Series A 3.00%, due 1/1/19	525,000	525,336
	City of Rockford IL, Unlimited General Obligation Series A, Insured: BAM 3.00%, due 12/15/18	145,000	145,769
	Cook County Community High School District No. 212 Leyden, Revenue Bonds Series B, Insured: BAM 2.00%, due 12/1/19	1,140,000	1,124,918
	County of Cook IL, Unlimited General Obligation Series D, Insured: BAM 2.03%, due 11/15/18	700,000	699,202
	Illinois Finance Authority, Edward Elmhurst Obligated Group, Revenue Bonds 5.00%, due 1/1/21	300,000	318,036
	Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
	Series B 2.95%, due 8/1/18	250,000	250,000
	Series B 3.20%, due 8/1/19	250,000	248,860
	Illinois Sports Facilities Authority, Revenue Bonds Insured: AMBAC (zero coupon), due 6/15/19	925,000	900,358
	Illinois State University, Auxiliary Facilities System, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 4/1/21	505,000	536,249
	Series B, Insured: AGM 5.00%, due 4/1/21	250,000	265,470
	Series A, Insured: AGM 5.00%, due 4/1/22	425,000	458,252
	Series B, Insured: AGM 5.00%, due 4/1/22	645,000	695,465
	Madison Macoupin Etc Counties Illinois Community College District No. 536, Lewis & Clark Community College, Unlimited General Obligation
	4.50%, due 5/1/20	305,000	318,072
	5.00%, due 11/1/22	420,000	451,508
	Madison Macoupin Etc Counties Illinois Community College District No. 536, Unlimited General Obligation
	Series A 5.00%, due 11/1/20	150,000	157,602
	Series A 5.00%, due 11/1/21	70,000	74,589
	Peoria County School District No. 68 Oak Grove, Unlimited General Obligation Series C, Insured: AGM 2.00%, due 12/1/19	180,000	180,752
	Randolph County Community Unit School District No. 140 Sparta, Unlimited General Obligation
	Insured: AGM 4.00%, due 12/1/18	405,000	408,248
	Insured: AGM 4.00%, due 12/1/19	210,000	216,323
	Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 2.65%, due 3/1/21	499,000	498,251
	St. Clair County High School District No 201 Belleville, Unlimited General Obligation Insured: BAM 3.50%, due 4/1/19	160,000	160,584
	State of Illinois, Junior Obligation, Revenue Bonds 5.00%, due 6/15/19	610,000	626,000
¤	State of Illinois, Unlimited General Obligation
	Series B 5.00%, due 11/1/19	5,000,000	5,161,750
	Insured: NATL-RE 5.50%, due 8/1/18	750,000	750,000
	United City of Yorkville IL, Special Service Area No. 2005-108 & 2005-109, Special Tax Insured: AGM 3.00%, due 3/1/19	884,000	891,373
	Village of Cary IL, Special Service Area No. 1, Special Tax Insured: BAM 1.50%, due 3/1/19	150,000	149,513
	Village of Cary IL, Special Service Area No. 2, Special Tax Insured: BAM 1.70%, due 3/1/20	149,000	147,780
	Village of Crestwood IL, Alternate Revenue Source, Unlimited General Obligation Series B, Insured: BAM 2.00%, due 12/15/19	500,000	500,670
	Volo Village Special Service Area 3 & 6, Symphony Meadows / Lancaster, Special Tax Insured: AGM 3.00%, due 3/1/19	200,000	201,008
	Western Illinois University, Revenue Bonds
	Insured: BAM 5.00%, due 4/1/19	870,000	886,234
	Insured: BAM 5.00%, due 4/1/20	460,000	479,918
			25,133,638
	Indiana 4.8%
¤	City of Indianapolis IN, Economic Development, Revenue Bonds Series A 1.45%, due 7/1/55 (b)	5,900,000	5,900,000
	City of Whiting IN, Environmental Facilities, BP Products North America, Revenue Bonds 1.69%, due 12/1/44 (c)	5,000,000	5,011,400
	Indiana Bond Bank, Revenue Bonds Series A 5.25%, due 10/15/18	1,000,000	1,007,510
	Indiana Finance Authority, Marquette Project, Revenue Bonds 5.00%, due 3/1/19	270,000	274,333
	Indiana Finance Authority, Sisters of St. Francis, Health Services, Revenue Bonds Series I 1.50%, due 11/1/37 (b)	2,100,000	2,100,000
			14,293,243
	Iowa 3.2%
	City of Coralville IA, Certificates of Participation
	Series E 4.00%, due 6/1/19	465,000	474,514
	Series E 4.00%, due 6/1/20	500,000	519,805
	City of Coralville IA, Corporate Purpose Bonds, Unlimited General Obligation Series D1 1.75%, due 5/1/19	270,000	269,141
¤	Iowa Finance Authority, Health System Obligation, Revenue Bonds Series B-2 1.47%, due 2/15/39 (b)	5,900,000	5,900,000
	Iowa Higher Education Loan Authority, Private College Facility-Des Moines, Revenue Bonds 1.48%, due 10/1/33 (b)	1,600,000	1,600,000
	Xenia Rural Water District, Capital Loan Notes, Revenue Bonds
	2.00%, due 12/1/18	225,000	225,254
	3.00%, due 12/1/19	375,000	380,539
	3.00%, due 12/1/20	325,000	331,315
			9,700,568
	Kansas 0.7%
	Kansas Development Finance Authority, KU Health System, Revenue Bonds Series J 1.48%, due 3/1/41 (b)	2,000,000	2,000,000

	Kentucky 0.5%
	City of Berea KY, Berea College Project, Revenue Bonds Series A 1.30%, due 6/1/32 (b)	1,585,000	1,585,000

	Louisiana 1.1%
	Bossier City LA, Public Improvement Sales & Tax, Revenue Bonds 2.00%, due 12/1/18	500,000	499,475
	City of New Orleans LA, Water System, Revenue Bonds 3.00%, due 12/1/18	250,000	251,145
	City of Shreveport LA, Airport System, Revenue Bonds Series B, Insured: AGM 2.452%, due 1/1/19	500,000	499,200
	Lafayette Public Trust Financing Authority, Ragin Cajun Facilities-Housing & Parking Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/18	705,000	709,131
	Louisiana Local Government Environmental Facilities & Community Development Authority, University Student Housing, Revenue Bonds
	Series A, Insured: AGM 2.00%, due 10/1/19	555,000	556,843
	Insured: AGM 3.00%, due 10/1/18	865,000	867,128
			3,382,922
	Massachusetts 1.5%
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
	5.00%, due 10/1/19	985,000	1,017,643
	5.00%, due 10/1/20	760,000	803,054
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds 5.00%, due 9/1/18	225,000	225,576
	Massachusetts Housing Finance Agency, Revenue Bonds Series B 2.60%, due 12/1/39 (a)	2,535,000	2,516,570
			4,562,843
	Michigan 1.1%
	County of Genesee MI, Water Supply System, Limited General Obligation Series B, Insured: BAM 5.00%, due 2/1/19	200,000	203,334
	Harper Woods School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/19	500,000	513,020
	Lincoln Consolidated School District, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 5/1/19	1,180,000	1,209,559
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds 5.00%, due 12/1/18	200,000	202,072
	Warren Consolidated Schools, Unlimited General Obligation Series B, Insured: BAM 5.00%, due 5/1/19	1,080,000	1,106,978
			3,234,963
	Minnesota 3.0%
	City of Minneapolis MN/St. Paul Housing & Redevelopment Authority, Children's Health Care, Revenue Bonds Series A 1.48%, due 8/15/37 (b)	5,000,000	5,000,000
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System Project, Revenue Bonds 5.00%, due 11/15/18	1,350,000	1,364,189
	Kanabec County MN, FirstLight Health System, Revenue Bonds 2.75%, due 12/1/19	2,750,000	2,752,062
			9,116,251
	Mississippi 1.2%
	City of Jackson MS Water & Sewer System, Revenue Bonds
	Insured: BAM 4.00%, due 9/1/18	380,000	380,680
	Insured: BAM 4.00%, due 9/1/20	625,000	646,200
	Mississippi Development Bank, Biloxi Mississippi Project, Revenue Bonds Insured: BAM 4.00%, due 11/1/20	650,000	678,996
	Mississippi Development Bank, Canton Public School District, Revenue Bonds Insured: AGM 4.00%, due 12/1/18	935,000	942,658
	Mississippi Hospital Equipment & Facilities Authority, Baptist Health System, Inc., Revenue Bonds Series B-2 2.125%, due 9/1/22 (a)	1,000,000	999,900
			3,648,434
	Nebraska 1.4%
	Douglas County Hospital Authority No. 2, Children's Hospital, Revenue Bonds Series A 1.48%, due 8/15/32 (b)	2,300,000	2,300,000
	Hospital Authority No 1 of Lancaster County, Bryan Health Medical Center, Revenue Bonds Series B-1 1.48%, due 6/1/31 (b)	2,000,000	2,000,000
			4,300,000
	New Hampshire 0.1%
	New Hampshire Health & Education Facilities Authority, Kendel At Hanover, Revenue Bonds 3.00%, due 10/1/18	200,000	200,402

	New Jersey 10.5%
	Atlantic County Improvement Authority, Stockton University Atlantic City, Revenue Bonds Series B, Insured: AGM 5.00%, due 9/1/20	3,745,000	3,986,215
	Borough of North Plainfield NJ, Unlimited General Obligation Insured: MAC 3.00%, due 6/1/20	330,000	337,214
	Carteret Board of Education, Certificates of Participation Insured: BAM 4.00%, due 1/15/19	315,000	318,522
	Casino Reinvestment Development Authority, Revenue Bonds 5.00%, due 11/1/18	255,000	256,923
	City of Bayonne NJ, Unlimited General Obligation Insured: AGM 4.00%, due 7/15/19	1,000,000	1,022,210
	Garden State Preservation Trust, Revenue Bonds Series C, Insured: AGM 5.125%, due 11/1/19	3,175,000	3,306,127
	Greater Egg Harbor Regional High School District, Unlimited General Obligation
	Insured: AGM 4.00%, due 2/1/19	750,000	758,992
	Insured: AGM 4.00%, due 2/1/20	1,000,000	1,032,360
	New Jersey State Economic Development Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 7/1/27	2,525,000	2,900,316
	New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds Series B, Insured: NATL-RE 5.50%, due 12/15/20	5,000,000	5,390,800
¤	New Jersey Turnpike Authority, Revenue Bonds Series C-2 1.944%, due 1/1/22 (a)	6,000,000	6,031,560
	State of New Jersey, Unlimited General Obligation Series M, Insured: AMBAC 5.50%, due 7/15/19	225,000	233,154
	Tobacco Settlement Financing Corp., Revenue Bonds
	Series A 5.00%, due 6/1/19	500,000	512,950
	Series A 5.00%, due 6/1/20	2,500,000	2,633,150
	Series A 5.00%, due 6/1/21	500,000	538,485
	Series A 5.00%, due 6/1/22	1,250,000	1,373,512
	Series A 5.00%, due 6/1/23	250,000	279,350
	Trenton Parking Authority, Revenue Bonds
	Series A, Insured: AGM 2.49%, due 10/1/19	170,000	168,069
	Series B, Insured: AGM 4.00%, due 4/1/19	250,000	253,793
			31,333,702
	New York 11.2%
	City of New York, Unlimited General Obligation Subseries H-5 1.59%, due 3/1/34 (b)	3,080,000	3,080,000
	County of Rockland NY, Public Improvement, Limited General Obligation Insured: AGM 2.00%, due 12/1/18	655,000	656,264
¤	Metropolitan Transportation Authority, Revenue Bonds
	Subseries D-2 1.52%, due 11/1/35 (b)	2,050,000	2,050,000
	Series B-1A 5.00%, due 5/15/20	3,500,000	3,693,025
	New York City Water & Sewer System, 2nd General Resolution, Revenue Bonds Series BB-1 1.45%, due 6/15/39 (b)	1,200,000	1,200,000
¤	New York State Housing Finance Agency, 25 Washington Street, Revenue Bonds Series A 1.03%, due 11/1/44 (b)	5,900,000	5,900,000
	New York State Housing Finance Agency, 350 West 34th Street, Revenue Bonds Series A 1.55%, due 11/1/34 (b)(c)	3,900,000	3,900,000
	New York Transportation Development Corp., LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds 5.00%, due 1/1/22 (c)	5,000,000	5,421,850
	Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds Series C, Insured: AGM 4.09%, due 4/1/24 (a)	3,425,000	3,409,177
	Village of Johnson City NY, Limited General Obligation Series B 4.00%, due 10/4/18	3,000,000	3,003,420
	Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 5.00%, due 11/1/19	1,145,000	1,187,067
			33,500,803
	Ohio 5.4%
	City of Cincinnati OH, Unlimited General Obligation Series D 1.837%, due 12/1/18	200,000	199,472
	City of Toledo OH, Limited General Obligation Insured: AGM 4.00%, due 12/1/19	1,540,000	1,586,585
	Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/15/20	3,000,000	3,206,310
	Ohio Higher Educational Facilities Commission, Cleveland Clinic Health System, Revenue Bonds Series B-2 1.50%, due 1/1/39 (b)	1,400,000	1,400,000
	Ohio Higher Educational Facility Commission, Otterbein University Project, Revenue Bonds Series A 4.00%, due 12/1/19	915,000	942,066
¤	State of Ohio, Capital Facilities Lease-Appropriation, Revenue Bonds Series C 1.00%, due 10/1/36 (b)	8,800,000	8,800,000
			16,134,433
	Pennsylvania 4.2%
	Capital Region Water, Revenue Bonds Series A 5.00%, due 7/15/19	1,300,000	1,341,743
	Centre County Hospital Authority, Mount Nittany Medical Center, Revenue Bonds
	Series A 4.00%, due 11/15/18	100,000	100,717
	Series A 4.00%, due 11/15/19	240,000	246,958
	City of Reading PA, Unlimited General Obligation Insured: BAM 4.00%, due 11/1/19	620,000	635,264
	Commonwealth of Pennsylvania, Certificates of Participation
	Series A 5.00%, due 7/1/20	300,000	316,290
	Series A 5.00%, due 7/1/21	350,000	376,890
	Series A 5.00%, due 7/1/22	300,000	328,614
	County of Beaver PA, Unlimited General Obligation Series B, Insured: BAM 1.948%, due 11/15/18	730,000	728,438
	Dauphin County General Authority, Pinnacle Health System Project, Revenue Bonds Series A 5.00%, due 6/1/20	500,000	527,370
	General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Revenue Bonds 4.00%, due 12/1/18	185,000	186,515
	Hazleton Area School District, Limited General Obligation
	Series B, Insured: BAM 2.00%, due 3/1/20	375,000	376,980
	Series A, Insured: BAM 4.00%, due 3/1/20	600,000	621,804
	Lancaster Higher Education Authority, Harrisburg Area Community, Revenue Bonds Series A, Insured: BAM 5.00%, due 10/1/19	685,000	711,085
	Lycoming County Authority, Pennsylvania College of Technology, Revenue Bonds
	4.00%, due 10/1/19	755,000	775,091
	4.00%, due 10/1/20	1,730,000	1,802,885
	Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds Series 14T 5.00%, due 10/1/19	750,000	778,477
	State Public School Building Authority, Chester Upland School, Revenue Bonds Series A, Insured: AGM 5.00%, due 9/15/18	1,140,000	1,145,062
	Trinity Area School District, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/18	950,000	955,339
	West Mifflin School District, Unlimited General Obligation Insured: AGM 5.00%, due 10/1/18	500,000	503,035
			12,458,557
	Puerto Rico 3.8%
	Commonwealth of Puerto Rico, CPI- Linked Bonds-Public Improvement, Unlimited General Obligation Series A, Insured: AGC 3.483%, due 7/1/20	655,000	656,637
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: AGM 5.25%, due 7/1/20	900,000	948,375
	Insured: AGM 5.50%, due 7/1/19	525,000	539,999
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	3,545,000	3,632,313
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	420,000	438,816
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series MM, Insured: NATL-RE 5.00%, due 7/1/19	230,000	234,635
	Series UU, Insured: NATL-RE 5.00%, due 7/1/19	290,000	295,843
	Series MM, Insured: NATL-RE 5.00%, due 7/1/20	275,000	284,785
	Series N, Insured: NATL-RE 5.25%, due 7/1/19	620,000	633,882
	Series L, Insured: NATL-RE 5.50%, due 7/1/19	60,000	61,478
	Puerto Rico Highway & Transportation Authority, Revenue Bonds Series AA, Insured: NATL-RE 5.50%, due 7/1/19	1,100,000	1,127,093
	Puerto Rico Housing Finance Authority, Sub-Capital Fund Program-Modernization, Revenue Bonds 4.625%, due 12/1/18	100,000	100,817
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/19	240,000	243,878
	Series A, Insured: AGM 5.25%, due 8/1/19	250,000	254,305
	Series C, Insured: AGM 5.25%, due 8/1/19	965,000	992,715
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series F, Insured: NATL-RE 5.25%, due 7/1/19	800,000	817,912
			11,263,483
	Rhode Island 0.9%
	Rhode Island Commerce Corp., Grant Anticipation Rhode Island Department, Revenue Bonds Series A 5.00%, due 6/15/20	1,000,000	1,061,020
	Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/20	1,500,000	1,575,825
			2,636,845
	South Carolina 0.7%
	SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds Series A, Insured: BAM 2.26%, due 12/1/18	555,000	553,468
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds Series A 5.00%, due 8/1/18	350,000	350,000
	Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/19	1,065,000	1,107,004
			2,010,472
	Tennessee 1.9%
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
	Series A 4.00%, due 10/1/18	250,000	250,923
	Series A 4.00%, due 10/1/19	200,000	204,668
	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds Series A, Insured: AGM 1.45%, due 6/1/42 (b)	5,400,000	5,400,000
			5,855,591
	Texas 2.8%
	City of Dallas TX, Waterworks & Sewer Systems, Revenue Bonds Series B 2.485%, due 10/1/21	3,500,000	3,459,260
	Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital, Revenue Bonds Subseries C-2 1.54%, due 12/1/27 (b)	900,000	900,000
	Harris County Municipal Utility District No. 419, Unlimited General Obligation
	Insured: AGM 3.00%, due 9/1/18	150,000	150,183
	Insured: AGM 3.00%, due 9/1/19	735,000	745,422
	Insured: AGM 3.00%, due 9/1/20	500,000	510,955
	Kerrville Health Facilities Development Corp., Peterson Regional Medical Center Project, Revenue Bonds 4.00%, due 8/15/18	555,000	555,411
	Texas State Public Finance Authority, Financing System Texas Southern University, Revenue Bonds
	Insured: BAM 4.00%, due 5/1/19	1,000,000	1,017,510
	Insured: BAM 4.00%, due 5/1/20	1,000,000	1,036,070
			8,374,811
	U.S. Virgin Islands 1.0%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Insured: NATL-RE 5.00%, due 10/1/18	110,000	110,425
	Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/19	1,810,000	1,791,900
	Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds Series B 5.00%, due 10/1/18	1,000,000	1,000,490
			2,902,815
	Utah 0.2%
	Utah Infrastructure Agency, Revenue Bonds 1.00%, due 10/15/18	630,000	629,691

	Vermont 0.1%
	Vermont Educational & Health Building Financing Agency, Saint Michael's College-Green Bond, Revenue Bonds
	4.00%, due 10/1/18	125,000	125,383
	4.00%, due 10/1/19	130,000	132,580
			257,963
	Virginia 0.1%
	Lexington Industrial Development Authority, Kendal At Lexington, Revenue Bonds 3.00%, due 1/1/19	300,000	301,188

	Total Municipal Bonds (Cost $293,212,236)		293,138,255

	U.S. Government & Federal Agencies 0.0%‡
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
	4.50%, due 11/1/18	984	992

	Total U.S. Government & Federal Agencies (Cost $981)		992

	Total Long-Term Bonds (Cost $295,214,483)		295,138,340

	Total Investments (Cost $295,214,483)	98.6%	295,138,340
	Other Assets, Less Liabilities	1.4	4,335,822
	Net Assets	100.0%	$299,474,162

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(b)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$1,999,093	$—	$1,999,093
Municipal Bonds	—	293,138,255	—	293,138,255
U.S. Government & Federal Agencies	—	992	—	992
Total Long-Term Bonds	—	295,138,340	—	295,138,340
Total Investments in Securities	$—	$295,138,340	$—	$295,138,340

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels. (See Note 2)

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2018 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2018, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities

• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2018, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2018, there were no securities held by the Funds that were fair valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of July 31, 2018 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of July 31, 2018, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s) During the period ended July 31, 2018, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Absolute Return Multi-Strategy Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Global Resources ETF	$1,069	$—	$(531)	$4	$(16)	$526	$—	$—	19
MainStay U.S. Government Liquidity Fund	—	30,520	(24,696)	—	—	5,824	18	—	5,824
	$1,069	$30,520	$(25,227)	$4	$(16)	$6,350	$18	$—

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 25, 2018

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 25, 2018